SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.7%

Bosnia and Herzegovina — 0.0%
RenaissanceRe Holdings Ltd	248	$42

Canada — 0.1%
Lululemon Athletica Inc *	1,171	386

Cayman Islands — 0.0%
Herbalife Nutrition Ltd *	1,088	51

Ireland — 1.0%
Accenture PLC, Cl A	11,297	2,553
Jazz Pharmaceuticals PLC *	616	88
Medtronic PLC	19,976	2,076
NortonLifeLock Inc	13,065	272
Perrigo Co PLC	211	10

		4,999

Puerto Rico — 0.0%
Popular Inc	1,507	55

Switzerland — 0.0%
Garmin Ltd	1,092	103

United Kingdom — 0.1%
Healthpeak Properties Inc ‡	9,384	255

United States — 97.5%

Communication Services — 8.3%
Activision Blizzard Inc	8,807	713
Alphabet Inc, Cl A *	4,202	6,159
Alphabet Inc, Cl C *	4,147	6,094
AT&T Inc	124,429	3,547
Bandwidth Inc, Cl A *	821	143
Cardlytics Inc *	143	10
Cars.com Inc *	4,178	34
CenturyLink Inc	872	9
Charter Communications Inc, Cl A *	1,756	1,096
Cinemark Holdings Inc *	2,104	21
Cogent Communications Holdings Inc	148	9
Comcast Corp, Cl A	60,184	2,784
Electronic Arts Inc *	2,676	349
Emerald Holding Inc *	4,781	10
Eventbrite Inc, Cl A *	2,537	28
EverQuote Inc, Cl A *	1,468	57
EW Scripps Co/The, Cl A	3,299	38
Facebook Inc, Cl A *	33,518	8,778
Fox Corp, Cl A	1,372	38
IAC/InterActiveCorp *	376	45
IMAX Corp *	2,244	27
Interpublic Group of Cos Inc/The	8,487	141
Iridium Communications Inc *	366	9
John Wiley & Sons Inc, Cl A	236	7
Liberty Broadband Corp, Cl A *	107	15
Liberty Broadband Corp, Cl C *	355	51
Liberty Media Corp-Liberty Formula One, Cl C *	1,355	49

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Live Nation Entertainment Inc *	181	$10
Madison Square Garden Entertainment Corp *	39	3
Match Group Inc *	1,537	170
Meredith Corp *	1,401	18
MSG Networks Inc *	2,988	29
New York Times Co/The, Cl A	439	19
Nexstar Media Group Inc, Cl A	455	41
Omnicom Group Inc	10,137	502
Scholastic Corp	1,266	27
Shenandoah Telecommunications Co	222	10
Sirius XM Holdings Inc	7,153	38
Spotify Technology SA *	1,265	307
Take-Two Interactive Software Inc *	830	137
TechTarget Inc *	1,986	87
TEGNA Inc	3,052	36
T-Mobile US Inc *	6,009	687
Twitter Inc *	7,369	328
Verizon Communications Inc	57,853	3,442
ViacomCBS Inc, Cl B	1,000	28
Walt Disney Co/The *	26,709	3,314
World Wrestling Entertainment Inc, Cl A	780	32
Zillow Group Inc, Cl C *	752	76
Zynga Inc, Cl A *	14,448	132

		39,734

Consumer Discretionary — 12.7%
1-800-Flowers.com Inc, Cl A *	3,668	91
Aaron’s Inc	832	47
Abercrombie & Fitch Co, Cl A *	2,970	41
Adient PLC *	2,126	37
Adtalem Global Education Inc *	1,460	36
Advance Auto Parts Inc	317	49
Amazon.com Inc *	5,987	18,851
American Eagle Outfitters Inc	3,416	51
American Public Education Inc *	1,831	52
Aptiv PLC *	3,490	320
Aramark	260	7
Asbury Automotive Group Inc *	425	41
At Home Group Inc *	6,757	100
AutoNation Inc *	970	51
AutoZone Inc *	235	277
Bed Bath & Beyond Inc *	2,963	44
Best Buy Co Inc	14,724	1,639
Big Lots Inc	1,758	78
Bloomin’ Brands Inc *	2,259	34
Booking Holdings Inc *	563	963
Boot Barn Holdings Inc *	1,181	33
BorgWarner Inc	2,278	88
Bright Horizons Family Solutions Inc *	76	12
Brinker International Inc *	1,180	50
Brunswick Corp/DE	839	49

New Covenant Funds / Quarterly Report / September 30, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Buckle Inc/The	1,885	$38
Burlington Stores Inc *	482	99
Cable One Inc	79	149
Callaway Golf Co *	2,383	46
Capri Holdings Ltd *	1,319	24
CarMax Inc *	1,086	100
Carnival Corp *	15,800	240
Carter’s Inc *	471	41
Carvana Co, Cl A *	81	18
Cavco Industries Inc *	255	46
Cheesecake Factory Inc/The *	1,236	34
Chegg Inc *	176	13
Children’s Place Inc/The *	812	23
Chipotle Mexican Grill Inc, Cl A *	232	289
Choice Hotels International Inc *	113	10
Columbia Sportswear Co *	891	77
Cooper Tire & Rubber Co	1,668	53
Cracker Barrel Old Country Store Inc *	323	37
Dana Inc *	2,660	33
Darden Restaurants Inc	705	71
Dave & Buster’s Entertainment Inc *	1,283	19
Deckers Outdoor Corp *	306	67
Denny’s Corp *	2,500	25
Designer Brands Inc, Cl A *	3,316	18
Dick’s Sporting Goods Inc	1,054	61
Dillard’s Inc, Cl A	726	26
Discovery Inc, Cl C *	354	7
Dollar General Corp	2,608	547
Dollar Tree Inc *	878	80
Domino’s Pizza Inc	309	131
Dorman Products Inc *	677	61
DR Horton Inc	1,973	149
Dunkin’ Brands Group Inc	2,803	230
eBay Inc	24,197	1,261
Etsy Inc *	1,162	141
Expedia Group Inc *	103	9
Five Below Inc *	410	52
Floor & Decor Holdings Inc, Cl A *	232	17
Foot Locker Inc	1,308	43
Ford Motor Co *	36,252	241
Fox Factory Holding Corp *	749	56
frontdoor Inc *	251	10
Gap Inc/The	11,382	194
General Motors Co *	10,622	314
Gentex Corp	3,795	98
Gentherm Inc *	1,113	46
Genuine Parts Co	109	10
Goodyear Tire & Rubber Co/The *	690	5
Graham Holdings Co, Cl B	78	32
Grand Canyon Education Inc *	121	10
Group 1 Automotive Inc *	479	42
Grubhub Inc *	1,289	93

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guess? Inc	2,341	$27
H&R Block Inc	3,157	51
Hanesbrands Inc	13,319	210
Harley-Davidson Inc	306	7
Hasbro Inc	2,632	218
Helen of Troy Ltd *	304	59
Hilton Grand Vacations Inc *	3,016	63
Hilton Worldwide Holdings Inc *	4,365	372
Home Depot Inc/The	16,979	4,715
Hyatt Hotels Corp, Cl A *	135	7
Installed Building Products Inc *	694	71
iRobot Corp *	1,013	77
Jack in the Box Inc	658	52
Johnson Outdoors Inc, Cl A	659	54
K12 Inc *	348	9
KB Home	4,733	182
Kohl’s Corp *	1,859	34
Kontoor Brands Inc *	1,282	31
L Brands Inc *	638	20
La-Z-Boy Inc, Cl Z	1,597	50
LCI Industries	483	51
Lear Corp *	6,486	707
Leggett & Platt Inc	222	9
Lennar Corp, Cl A	651	53
Lennar Corp, Cl B	728	48
LGI Homes Inc *	127	15
Liberty Media Corp-Liberty SiriusXM, Cl C *	234	8
LKQ Corp *	317	9
Lowe’s Cos Inc	15,716	2,607
M/I Homes Inc *	1,195	55
Macy’s Inc *	4,042	23
Madison Square Garden Sports Corp *	39	6
Magnite Inc *	1,140	8
Malibu Boats Inc, Cl A *	202	10
Marriott International Inc/MD, Cl A *	3,599	333
Marriott Vacations Worldwide Corp *	394	36
Mattel Inc *	14,805	173
McDonald’s Corp	11,361	2,494
Meritage Homes Corp *	794	88
Michaels Cos Inc/The *	7,530	73
Mohawk Industries Inc *	127	12
Monro Inc	626	25
Murphy USA Inc *	422	54
National Vision Holdings Inc *	1,563	60
Netflix Inc *	5,596	2,798
Newell Brands Inc	605	10
News Corp, Cl A	829	12
NIKE Inc, Cl B	17,693	2,221
Nordstrom Inc *	3,866	46
Norwegian Cruise Line Holdings Ltd *	14,956	256
NVR Inc *	13	53
Office Depot Inc *	1,901	37

2	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ollie’s Bargain Outlet Holdings Inc *	746	$65
OneSpaWorld Holdings Ltd *	3,063	20
O’Reilly Automotive Inc *	677	312
Oxford Industries Inc	665	27
Papa John’s International Inc	806	66
Peloton Interactive Inc, Cl A *	528	52
Penske Automotive Group Inc *	957	46
PetMed Express Inc	2,172	69
Planet Fitness Inc, Cl A *	3,228	199
Polaris Inc	966	91
PulteGroup Inc	5,125	237
PVH Corp *	108	6
Qurate Retail Inc *	1,412	10
Ralph Lauren Corp, Cl A *	690	47
RealReal Inc/The *	2,868	41
Rent-A-Center Inc/TX, Cl A	1,764	53
RH *	224	86
Roku Inc, Cl A *	339	64
Ross Stores Inc *	3,209	299
Royal Caribbean Cruises Ltd *	8,804	570
Sally Beauty Holdings Inc *	2,794	24
SeaWorld Entertainment Inc *	1,594	31
Service Corp International/US	250	11
ServiceMaster Global Holdings Inc *	1,327	53
Shake Shack Inc, Cl A *	157	10
Shutterstock Inc	205	11
Signet Jewelers Ltd *	2,402	45
Six Flags Entertainment Corp *	248	5
Sleep Number Corp *	1,033	51
Stamps.com Inc *	630	152
Standard Motor Products Inc *	943	42
Starbucks Corp	16,902	1,452
Steven Madden Ltd *	1,178	23
Stitch Fix Inc, Cl A *	1,950	53
Strategic Education Inc	331	30
Tapestry Inc *	2,803	44
Target Corp	6,577	1,035
Taylor Morrison Home Corp, Cl A *	12,743	313
Tempur Sealy International Inc *	568	51
Tenneco Inc, Cl A *	3,599	25
Tesla Inc *	10,195	4,374
Texas Roadhouse Inc, Cl A *	889	54
Thor Industries Inc	106	10
Tiffany & Co	483	56
TJX Cos Inc/The *	14,736	820
Toll Brothers Inc	2,246	109
TopBuild Corp *	476	81
Tractor Supply Co	2,377	341
TRI Pointe Group Inc *	3,236	59
TripAdvisor Inc *	1,712	34
Ulta Beauty Inc *	279	62
Under Armour Inc, Cl C *	556	5

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Urban Outfitters Inc *	417	$9
Vail Resorts Inc *	46	10
VF Corp	4,023	283
Visteon Corp *	551	38
Wayfair Inc, Cl A *	506	147
Wendy’s Co/The	11,419	255
Whirlpool Corp	638	117
Williams-Sonoma Inc	160	14
Wingstop Inc	582	80
Winnebago Industries Inc	191	10
Wolverine World Wide Inc	1,511	39
Workhorse Group Inc *	1,652	42
WW International Inc *	1,262	24
Wyndham Destinations Inc	4,669	144
Wyndham Hotels & Resorts Inc	189	10
Yum China Holdings Inc *	1,913	101
Yum! Brands Inc	8,356	763
Zumiez Inc *	1,593	44

		61,232

Consumer Staples — 6.1%
Andersons Inc/The	1,960	38
Archer-Daniels-Midland Co	4,581	213
B&G Foods Inc	862	24
Beyond Meat Inc *	535	89
BJ’s Wholesale Club Holdings Inc *	2,099	87
Bunge Ltd	1,596	73
Calavo Growers Inc	571	38
Campbell Soup Co	10,354	501
Casey’s General Stores Inc	319	57
Chefs’ Warehouse Inc/The *	1,366	20
Church & Dwight Co Inc	1,025	96
Clorox Co/The	3,366	707
Coca-Cola Co/The	55,741	2,752
Colgate-Palmolive Co	14,526	1,121
Conagra Brands Inc	14,479	517
Costco Wholesale Corp	5,748	2,041
Coty Inc, Cl A *	1,026	3
Edgewell Personal Care Co *	1,589	44
Energizer Holdings Inc	231	9
Estee Lauder Cos Inc/The, Cl A	2,390	522
Flowers Foods Inc	9,872	240
Fresh Del Monte Produce Inc	1,442	33
General Mills Inc	13,887	857
Grocery Outlet Holding Corp *	263	10
Hain Celestial Group Inc/The *	461	16
Hershey Co/The	2,295	329
HF Foods Group Inc *	2,213	15
Hormel Foods Corp	4,797	235
Ingredion Inc	1,110	84
J M Smucker Co/The	6,494	750
Kellogg Co	6,713	434

New Covenant Funds / Quarterly Report / September 30, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Keurig Dr Pepper Inc	18,064	$499
Kimberly-Clark Corp	6,484	957
Kraft Heinz Co/The	4,224	126
Kroger Co/The	25,293	858
Lamb Weston Holdings Inc	594	39
Lancaster Colony Corp	319	57
McCormick & Co Inc/MD	2,916	566
Medifast Inc	71	12
Mondelez International Inc, Cl A	17,402	1,000
Monster Beverage Corp *	2,682	215
National Beverage Corp *	172	12
PepsiCo Inc	28,780	3,989
Performance Food Group Co *	1,023	35
Pilgrim’s Pride Corp *	355	5
Post Holdings Inc *	108	9
PriceSmart Inc	690	46
Procter & Gamble Co/The	33,306	4,629
Sanderson Farms Inc	297	35
SpartanNash Co	1,252	20
Spectrum Brands Holdings Inc	183	10
Sprouts Farmers Market Inc *	6,575	138
Sysco Corp	19,266	1,199
TreeHouse Foods Inc *	237	10
Tyson Foods Inc, Cl A	1,004	60
US Foods Holding Corp *	2,211	49
Walgreens Boots Alliance Inc	8,946	321
Walmart Inc	18,397	2,574

		29,425

Energy — 1.7%
Antero Midstream Corp	7,912	42
Apache Corp	7,933	75
Baker Hughes Co, Cl A	4,496	60
Cabot Oil & Gas Corp	3,306	57
Cactus Inc, Cl A	1,525	29
ChampionX Corp *	383	3
Cheniere Energy Inc *	1,265	59
Chevron Corp	23,942	1,724
Cimarex Energy Co	995	24
CNX Resources Corp *	6,091	57
Concho Resources Inc	142	6
ConocoPhillips	28,755	944
Continental Resources Inc/OK *	337	4
Devon Energy Corp	8,276	78
Diamond S Shipping Inc *	3,276	22
Diamondback Energy Inc	133	4
Dril-Quip Inc *	1,072	27
EOG Resources Inc	6,126	220
EQT Corp *	2,732	35
Equitrans Midstream Corp	2,185	18
Exxon Mobil Corp	54,899	1,885
Frank’s International NV *	9,174	14

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Golar LNG Ltd *	3,888	$24
Halliburton Co	4,450	54
Helmerich & Payne Inc	1,494	22
Hess Corp	4,195	172
HollyFrontier Corp	3,119	61
International Seaways Inc	1,773	26
Kinder Morgan Inc	21,442	264
Magnolia Oil & Gas Corp *	3,984	21
Marathon Oil Corp	5,472	22
Marathon Petroleum Corp	7,000	205
Murphy Oil Corp	449	4
Nabors Industries Ltd *	367	9
National Oilwell Varco Inc *	482	4
Noble Energy Inc	6,179	53
Occidental Petroleum Corp	8,202	82
Oceaneering International Inc *	3,376	12
ONEOK Inc	3,505	91
Parsley Energy Inc, Cl A	2,802	26
Patterson-UTI Energy Inc	4,952	14
PBF Energy Inc, Cl A *	363	2
Phillips 66	5,367	278
Pioneer Natural Resources Co	1,910	164
Range Resources Corp *	2,413	16
RPC Inc *	10,482	28
Schlumberger NV	41,175	641
Southwestern Energy Co *	21,739	51
Targa Resources Corp	11,252	158
Valero Energy Corp	4,715	204
Williams Cos Inc/The	11,002	216
WPX Energy Inc *	3,940	19

		8,330

Financials — 10.2%
Affiliated Managers Group Inc	910	62
Aflac Inc	6,398	233
AGNC Investment Corp ‡	2,838	39
Alleghany Corp *	15	8
Allegiance Bancshares Inc	1,318	31
Allstate Corp/The	3,458	326
Ally Financial Inc	1,575	39
American Express Co	9,360	938
American Financial Group Inc/OH	449	30
American Homes 4 Rent, Cl A ‡	1,974	56
American International Group Inc	4,494	124
American National Group Inc	421	28
Ameriprise Financial Inc	1,250	193
Ameris Bancorp	1,129	26
AMERISAFE Inc	743	43
Annaly Capital Management Inc ‡	8,922	64
Aon PLC, Cl A	2,247	464
Apollo Commercial Real Estate Finance Inc ‡	2,686	24
Arch Capital Group Ltd *	2,404	70

4	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Argo Group International Holdings Ltd	750	$26
ARMOUR Residential REIT Inc ‡	2,854	27
Arthur J Gallagher & Co	743	78
Artisan Partners Asset Management Inc, Cl A	1,589	62
Assetmark Financial Holdings Inc *	1,796	39
Associated Banc-Corp	4,274	54
Assurant Inc	87	11
Assured Guaranty Ltd	994	21
Athene Holding Ltd, Cl A *	1,071	36
Atlantic Union Bankshares Corp	1,302	28
Axis Capital Holdings Ltd	825	36
Axos Financial Inc *	1,657	39
Banc of California Inc	2,959	30
BancorpSouth Bank	1,525	30
Bank of America Corp	100,949	2,432
Bank of Hawaii Corp	1,051	53
Bank of Marin Bancorp	1,079	31
Bank of New York Mellon Corp/The	12,656	435
Bank of NT Butterfield & Son Ltd/The	1,324	29
Bank OZK	366	8
BankUnited Inc	2,418	53
Banner Corp	851	27
Berkshire Hathaway Inc, Cl B *	26,624	5,669
Berkshire Hills Bancorp Inc	1,501	15
BGC Partners Inc, Cl A	8,389	20
BlackRock Inc, Cl A	1,878	1,058
Blackstone Mortgage Trust Inc, Cl A ‡	1,347	30
BOK Financial Corp	568	29
Boston Private Financial Holdings Inc	4,112	23
Bridge Bancorp Inc	1,467	26
Brighthouse Financial Inc *	268	7
Brown & Brown Inc	290	13
Bryn Mawr Bank Corp	1,221	30
Camden National Corp	1,097	33
Capital One Financial Corp	4,592	330
Capitol Federal Financial Inc	3,529	33
Capstead Mortgage Corp ‡	6,235	35
Cathay General Bancorp	1,291	28
Cboe Global Markets Inc	99	9
Central Pacific Financial Corp	1,651	22
Charles Schwab Corp/The	13,043	473
Chimera Investment Corp ‡	2,402	20
Chubb Ltd	6,169	716
Cincinnati Financial Corp	891	69
CIT Group Inc	1,060	19
Citigroup Inc	25,211	1,087
Citizens Financial Group Inc	2,381	60
City Holding Co	607	35
CME Group Inc, Cl A	4,726	791
CNA Financial Corp	253	8
Cohen & Steers Inc	764	43
Colony Credit Real Estate Inc *‡	3,608	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Columbia Banking System Inc	1,223	$29
Comerica Inc	1,232	47
Commerce Bancshares Inc/MO	1,488	84
Community Bank System Inc	710	39
ConnectOne Bancorp Inc	1,891	27
Credit Acceptance Corp *	177	60
Cullen/Frost Bankers Inc	850	54
CVB Financial Corp	2,268	38
Discover Financial Services	26,226	1,515
E*TRADE Financial Corp	1,729	87
Eagle Bancorp Inc	1,035	28
East West Bancorp Inc	1,710	56
eHealth Inc *	512	40
Ellington Financial Inc ‡	2,748	34
Enterprise Financial Services Corp	1,063	29
Equitable Holdings Inc	432	8
Erie Indemnity Co, Cl A	433	91
Essent Group Ltd	970	36
Evercore Inc, Cl A	659	43
Everest Re Group Ltd	179	35
FactSet Research Systems Inc	306	102
FB Financial Corp	1,250	31
Federal Agricultural Mortgage Corp, Cl C	597	38
Federated Hermes Inc, Cl B	1,492	32
Fidelity National Financial Inc	1,063	33
Fifth Third Bancorp	4,599	98
First American Financial Corp	814	41
First BanCorp/Puerto Rico	4,571	24
First Busey Corp	1,790	28
First Citizens BancShares Inc/NC, Cl A	94	30
First Commonwealth Financial Corp	3,365	26
First Financial Bancorp	1,921	23
First Financial Bankshares Inc	1,378	38
First Hawaiian Inc	3,126	45
First Horizon National Corp	6,041	57
First Merchants Corp	1,182	27
First Midwest Bancorp Inc/IL	2,129	23
First Republic Bank/CA	831	91
FirstCash Inc	612	35
FNB Corp/PA	3,907	26
Franklin Resources Inc	6,856	140
Fulton Financial Corp	2,789	26
Genworth Financial Inc, Cl A *	10,439	35
German American Bancorp Inc	1,414	38
Globe Life Inc	108	9
Goldman Sachs Group Inc/The	3,960	796
Goosehead Insurance Inc, Cl A *	215	19
Great Western Bancorp Inc	1,390	17
Hancock Whitney Corp	1,142	21
Hannon Armstrong Sustainable Infrastructure Capital Inc	30,657	1,296
Hanover Insurance Group Inc/The	694	65

New Covenant Funds / Quarterly Report / September 30, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HarborOne Bancorp Inc	4,621	$37
Hartford Financial Services Group Inc/The	4,042	149
Heartland Financial USA Inc	1,003	30
Heritage Financial Corp/WA	1,744	32
Home BancShares Inc/AR	2,523	38
HomeStreet Inc	1,465	38
Hope Bancorp Inc	3,233	25
Horace Mann Educators Corp	1,125	38
Houlihan Lokey Inc, Cl A	1,032	61
Huntington Bancshares Inc/OH	6,282	58
Independent Bank Corp	580	30
Independent Bank Group Inc	846	37
Intercontinental Exchange Inc	6,879	688
International Bancshares Corp	1,137	30
Invesco Ltd	18,276	209
Invesco Mortgage Capital Inc ‡	3,234	9
Investors Bancorp Inc	4,061	29
James River Group Holdings Ltd	1,180	53
Jefferies Financial Group Inc	2,313	42
JPMorgan Chase & Co	52,401	5,045
KeyCorp	12,904	154
Kinsale Capital Group Inc	73	14
KKR & Co Inc ‡	1,439	49
KKR Real Estate Finance Trust Inc	2,440	40
Lakeland Bancorp Inc	2,890	29
Lazard Ltd, Cl A (A)	2,316	77
LendingTree Inc *	175	54
Lincoln National Corp	3,621	113
Loews Corp	222	8
LPL Financial Holdings Inc	1,036	79
M&T Bank Corp	929	86
Markel Corp *	48	47
MarketAxess Holdings Inc	58	28
Marsh & McLennan Cos Inc	16,703	1,916
Mercury General Corp	233	10
Meta Financial Group Inc	1,407	27
MetLife Inc	7,024	261
MFA Financial Inc ‡	6,337	17
MGIC Investment Corp	3,455	31
Moelis & Co, Cl A	1,564	55
Moody’s Corp	1,782	516
Morgan Stanley	35,755	1,729
Morningstar Inc	1,261	203
Mr Cooper Group Inc *	3,903	87
MSCI Inc, Cl A	1,669	595
Nasdaq Inc	2,378	292
Navient Corp	3,513	30
NBT Bancorp Inc	1,213	33
Nelnet Inc, Cl A	793	48
New Residential Investment Corp ‡	14,139	112
New York Community Bancorp Inc	951	8
New York Mortgage Trust Inc ‡	7,776	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NMI Holdings Inc, Cl A *	1,470	$26
Northern Trust Corp	7,549	589
Northfield Bancorp Inc	2,868	26
OFG Bancorp	2,119	26
Old National Bancorp/IN	2,680	34
Old Republic International Corp	2,203	32
OneMain Holdings Inc, Cl A	258	8
Pacific Premier Bancorp Inc	3,188	64
PacWest Bancorp	1,283	22
Palomar Holdings Inc, Cl A *	929	97
PennyMac Mortgage Investment Trust ‡	2,215	36
People’s United Financial Inc	5,001	52
Pinnacle Financial Partners Inc	1,489	53
PNC Financial Services Group Inc/The	5,690	625
PRA Group Inc *	1,320	53
Preferred Bank/Los Angeles CA	845	27
Principal Financial Group Inc	662	27
ProAssurance Corp	1,351	21
Progressive Corp/The	6,981	661
ProSight Global Inc *	2,999	34
Prosperity Bancshares Inc	1,192	62
Provident Financial Services Inc	1,988	24
Prudential Financial Inc	16,015	1,017
Radian Group Inc	1,924	28
Raymond James Financial Inc	980	71
Redwood Trust Inc ‡	2,992	22
Regions Financial Corp	72,286	833
Reinsurance Group of America Inc, Cl A	578	55
Renasant Corp	1,366	31
RLI Corp	545	46
S&P Global Inc	7,167	2,584
S&T Bancorp Inc	1,247	22
Sandy Spring Bancorp Inc	1,350	31
Santander Consumer USA Holdings Inc	476	9
Seacoast Banking Corp of Florida *	1,616	29
Selective Insurance Group Inc	739	38
ServisFirst Bancshares Inc	1,306	44
Signature Bank/New York NY	676	56
Simmons First National Corp, Cl A	1,836	29
SLM Corp	8,316	67
South State Corp	1,155	56
Starwood Property Trust Inc ‡	2,000	30
State Street Corp	9,970	592
Sterling Bancorp/DE	2,321	24
Stifel Financial Corp	807	41
SVB Financial Group *	346	83
Synchrony Financial	4,720	124
Synovus Financial Corp	1,267	27
T Rowe Price Group Inc	2,711	348
TCF Financial Corp	1,085	25
TD Ameritrade Holding Corp	221	9
Texas Capital Bancshares Inc *	822	26

6	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TFS Financial Corp	573	$8
TPG RE Finance Trust Inc ‡	2,439	21
Travelers Cos Inc/The	2,743	297
TriCo Bancshares	1,219	30
TriState Capital Holdings Inc *	1,917	25
Triumph Bancorp Inc *	1,296	40
Truist Financial Corp	16,871	642
Trustmark Corp	1,410	30
Two Harbors Investment Corp ‡	6,390	33
UMB Financial Corp	715	35
Umpqua Holdings Corp	2,753	29
Universal Insurance Holdings Inc	1,696	23
Univest Financial Corp	1,820	26
Unum Group	1,638	28
US Bancorp	20,106	721
Valley National Bancorp	4,269	29
Veritex Holdings Inc	1,729	29
Virtu Financial Inc, Cl A	3,026	70
Voya Financial Inc	4,001	192
W R Berkley Corp	165	10
Waddell & Reed Financial Inc, Cl A	2,974	44
Walker & Dunlop Inc	749	40
Washington Trust Bancorp Inc	924	28
Webster Financial Corp	934	25
Wells Fargo & Co	45,866	1,078
Westamerica BanCorp	731	40
Western Alliance Bancorp	1,801	57
Willis Towers Watson PLC	907	189
Wintrust Financial Corp	708	28
Zions Bancorp NA	1,771	52

		49,163

Health Care — 14.1%
Abbott Laboratories	35,040	3,813
AbbVie Inc	25,124	2,201
ABIOMED Inc *	332	92
Acadia Healthcare Co Inc *	1,517	45
Acceleron Pharma Inc *	123	14
Adaptive Biotechnologies Corp *	1,704	83
Adverum Biotechnologies Inc *	4,537	47
Aerie Pharmaceuticals Inc *	2,282	27
Agilent Technologies Inc	7,874	795
Agios Pharmaceuticals Inc *	1,062	37
Aimmune Therapeutics Inc *	1,579	54
Akebia Therapeutics Inc *	1,063	3
Alector Inc *	2,628	28
Alexion Pharmaceuticals Inc *	1,593	182
Align Technology Inc *	602	197
Alkermes PLC *	2,433	40
Allakos Inc *	378	31
Allogene Therapeutics Inc *	1,838	69
Alnylam Pharmaceuticals Inc *	1,202	175

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Amedisys Inc *	56	$13
AmerisourceBergen Corp, Cl A	266	26
Amgen Inc	11,116	2,825
Amicus Therapeutics Inc *	5,193	73
AMN Healthcare Services Inc *	832	49
Anika Therapeutics Inc *	920	33
Anthem Inc	2,728	733
Apellis Pharmaceuticals Inc *	1,618	49
Apollo Medical Holdings Inc *	2,730	49
Arcus Biosciences Inc *	2,371	41
Arena Pharmaceuticals Inc *	1,077	81
Arrowhead Pharmaceuticals Inc *	251	11
Assembly Biosciences Inc *	2,159	35
Atara Biotherapeutics Inc *	3,254	42
Atrion Corp	71	44
Avanos Medical Inc *	1,561	52
Avantor Inc *	2,699	61
Axonics Modulation Technologies Inc *	351	18
Axsome Therapeutics Inc *	618	44
Baxter International Inc	12,373	995
Becton Dickinson and Co	4,437	1,032
BioCryst Pharmaceuticals Inc *	26,852	92
BioDelivery Sciences International Inc *	7,746	29
Biogen Inc *	3,113	883
Biohaven Pharmaceutical Holding Co Ltd *	941	61
BioMarin Pharmaceutical Inc *	1,042	79
Bio-Rad Laboratories Inc, Cl A *	32	16
BioSpecifics Technologies Corp *	871	46
Bio-Techne Corp	53	13
BioTelemetry Inc *	1,100	50
Bluebird Bio Inc *	645	35
Boston Scientific Corp *	16,399	627
Bridgebio Pharma Inc *	1,432	54
Bristol-Myers Squibb Co	38,732	2,335
Brookdale Senior Living Inc *	7,397	19
Bruker Corp	233	9
Cantel Medical Corp *	163	7
Cara Therapeutics Inc *	2,942	37
Cardinal Health Inc	2,213	104
Catalent Inc *	949	81
Catalyst Pharmaceuticals Inc *	11,416	34
Centene Corp *	4,805	280
Cerner Corp	16,243	1,174
Change Healthcare Inc *	3,522	51
Charles River Laboratories International Inc *	77	17
Chemed Corp	114	55
ChemoCentryx Inc *	2,278	125
Cigna Corp	4,819	816
Constellation Pharmaceuticals Inc *	1,060	21
Cooper Cos Inc/The	236	80
Corbus Pharmaceuticals Holdings Inc *	1,468	3
Corcept Therapeutics Inc *	3,878	67

New Covenant Funds / Quarterly Report / September 30, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CorVel Corp *	606	$52
Covetrus Inc *	1,045	25
Crinetics Pharmaceuticals Inc *	2,310	36
Cue Biopharma Inc *	2,087	31
CVS Health Corp	28,143	1,644
Cytokinetics Inc *	7,134	154
Danaher Corp	8,116	1,748
DaVita Inc *	160	14
Deciphera Pharmaceuticals Inc *	716	37
Denali Therapeutics Inc *	2,631	94
DENTSPLY SIRONA Inc	3,113	136
DexCom Inc *	847	349
Dicerna Pharmaceuticals Inc *	1,898	34
Dynavax Technologies Corp *	8,733	38
Eagle Pharmaceuticals Inc/DE *	828	35
Editas Medicine Inc *	1,596	45
Edwards Lifesciences Corp *	8,484	677
Eidos Therapeutics Inc *	786	40
Elanco Animal Health Inc *	398	11
Eli Lilly and Co	11,942	1,768
Emergent BioSolutions Inc *	950	98
Enanta Pharmaceuticals Inc *	785	36
Encompass Health Corp	164	11
Envista Holdings Corp *	1,731	43
Epizyme Inc *	2,749	33
Esperion Therapeutics Inc *	962	36
Evofem Biosciences Inc *	1,811	4
Exact Sciences Corp *	930	95
Exelixis Inc *	4,344	106
Fate Therapeutics Inc *	3,277	131
FibroGen Inc *	1,053	43
Flexion Therapeutics Inc *	2,711	28
G1 Therapeutics Inc *	1,715	20
Gilead Sciences Inc	18,126	1,145
Glaukos Corp *	167	8
Global Blood Therapeutics Inc *	643	35
Globus Medical Inc, Cl A *	851	42
Gossamer Bio Inc *	3,279	41
Halozyme Therapeutics Inc *	2,641	69
Hanger Inc *	1,891	30
Harpoon Therapeutics Inc *	2,825	48
HCA Healthcare Inc *	2,314	288
Health Catalyst Inc *	1,594	58
HealthEquity Inc *	673	35
Henry Schein Inc *	2,612	154
Heron Therapeutics Inc *	1,977	29
Heska Corp *	532	53
Hill-Rom Holdings Inc	825	69
HMS Holdings Corp *	1,707	41
Hologic Inc *	927	62
Horizon Therapeutics Plc *	1,437	112
Humana Inc	1,529	633

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ICU Medical Inc *	62	$11
IDEXX Laboratories Inc *	707	278
Illumina Inc *	3,200	989
Immunomedics Inc *	267	23
Incyte Corp *	1,063	95
Innoviva Inc *	3,557	37
Inogen Inc *	706	20
Inovalon Holdings Inc, Cl A *	464	12
Inovio Pharmaceuticals Inc *	2,095	24
Insmed Inc *	2,129	68
Inspire Medical Systems Inc *	110	14
Insulet Corp *	65	15
Integer Holdings Corp *	625	37
Integra LifeSciences Holdings Corp *	188	9
Intercept Pharmaceuticals Inc *	417	17
Intra-Cellular Therapies Inc *	3,894	100
Intuitive Surgical Inc *	1,403	995
Invitae Corp *	330	14
Ionis Pharmaceuticals Inc *	782	37
Iovance Biotherapeutics Inc *	1,782	59
IQVIA Holdings Inc *	1,378	217
Ironwood Pharmaceuticals Inc, Cl A *	3,844	35
Johnson & Johnson	40,148	5,977
Kala Pharmaceuticals Inc *	7,142	54
Karuna Therapeutics Inc *	717	55
Karyopharm Therapeutics Inc *	2,929	43
Kiniksa Pharmaceuticals Ltd, Cl A *	4,016	62
Kodiak Sciences Inc *	702	42
Krystal Biotech Inc *	823	35
Kura Oncology Inc *	3,438	105
Laboratory Corp of America Holdings *	515	97
Lantheus Holdings Inc *	2,408	30
LHC Group Inc *	57	12
Ligand Pharmaceuticals Inc *	462	44
LivaNova PLC *	657	30
Livongo Health Inc *	1,898	266
Luminex Corp	2,284	60
MacroGenics Inc *	1,782	45
Madrigal Pharmaceuticals Inc *	531	63
McKesson Corp	1,078	161
MEDNAX Inc *	417	7
Merck & Co Inc	39,446	3,272
Meridian Bioscience Inc *	5,130	87
Mettler-Toledo International Inc *	1,565	1,511
Mirati Therapeutics Inc *	429	71
Moderna Inc *	4,368	309
Mylan NV *	607	9
MyoKardia Inc *	751	102
Myriad Genetics Inc *	1,860	24
Natera Inc *	229	17
National Research Corp *	779	38
Natus Medical Inc *	1,614	28

8	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nektar Therapeutics, Cl A *	2,328	$39
Neogen Corp *	721	56
Neurocrine Biosciences Inc *	1,089	105
Nevro Corp *	83	12
NextCure Inc *	952	8
NextGen Healthcare Inc *	3,392	43
Novavax Inc *	570	62
Option Care Health Inc *	648	9
OraSure Technologies Inc *	6,042	74
Pennant Group Inc/The *	1,609	62
Penumbra Inc *	72	14
PerkinElmer Inc	120	15
Pfizer Inc	86,529	3,176
Phreesia Inc *	361	12
PRA Health Sciences Inc *	108	11
Premier Inc, Cl A	2,266	74
PTC Therapeutics Inc *	1,021	48
Puma Biotechnology Inc *	5,574	56
QIAGEN NV *	2,338	122
Quest Diagnostics Inc	865	99
Radius Health Inc *	2,352	27
Regeneron Pharmaceuticals Inc *	1,105	619
Repligen Corp *	553	82
ResMed Inc	2,930	502
Retrophin Inc *	3,434	63
Revance Therapeutics Inc *	3,056	77
Rhythm Pharmaceuticals Inc *	2,112	46
Rubius Therapeutics Inc *	3,679	18
Sage Therapeutics Inc *	516	32
Sangamo Therapeutics Inc *	1,002	9
Sarepta Therapeutics Inc *	87	12
Scholar Rock Holding Corp *	2,520	45
Seattle Genetics Inc *	750	147
Shockwave Medical Inc *	1,114	84
Simulations Plus Inc	1,477	111
Sorrento Therapeutics Inc *	12,406	138
STAAR Surgical Co *	193	11
STERIS PLC	1,661	293
Stryker Corp	3,932	819
Supernus Pharmaceuticals Inc *	2,174	45
Surmodics Inc *	1,169	45
Syros Pharmaceuticals Inc *	1,610	14
Tactile Systems Technology Inc *	728	27
Tandem Diabetes Care Inc *	144	16
Teladoc Health Inc *	55	12
Teleflex Inc	742	253
TG Therapeutics Inc *	4,916	132
Theravance Biopharma Inc *	2,200	33
Thermo Fisher Scientific Inc	5,343	2,359
Translate Bio Inc *	2,224	30
Turning Point Therapeutics Inc *	828	72
Twist Bioscience Corp *	1,681	128

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ultragenyx Pharmaceutical Inc *	1,143	$94
United Therapeutics Corp *	559	56
UnitedHealth Group Inc	17,164	5,351
Universal Health Services Inc, Cl B *	80	9
UroGen Pharma Ltd *	1,543	30
US Physical Therapy Inc *	428	37
Varex Imaging Corp *	1,631	21
Varian Medical Systems Inc *	1,773	305
VBI Vaccines Inc *	14,663	42
Veeva Systems Inc, Cl A *	1,157	325
Vertex Pharmaceuticals Inc *	3,305	899
Viking Therapeutics Inc *	6,150	36
Waters Corp *	395	77
West Pharmaceutical Services Inc	1,875	515
Wright Medical Group NV *	1,682	51
Zimmer Biomet Holdings Inc	3,501	477
Zoetis Inc, Cl A	6,022	996
Zogenix Inc *	947	17

		67,641

Industrials — 8.4%
3M Co	10,841	1,736
A O Smith Corp	1,708	90
AAON Inc	997	60
AAR Corp *	1,101	21
ABM Industries Inc	1,349	49
ACCO Brands Corp	5,214	30
Acuity Brands Inc	84	9
ADT Inc	6,039	49
AECOM *	6,633	278
AGCO Corp	149	11
Air Lease Corp, Cl A	1,053	31
Alamo Group Inc	424	46
Alaska Air Group Inc *	10,133	371
Allegion plc	855	85
Allison Transmission Holdings Inc	1,870	66
Altra Industrial Motion Corp	1,437	53
AMERCO *	136	48
American Airlines Group Inc *	405	5
American Woodmark Corp *	461	36
AMETEK Inc	1,369	136
Apogee Enterprises Inc	1,229	26
Applied Industrial Technologies Inc	745	41
ArcBest Corp	1,766	55
Arcosa Inc	1,128	50
Argan Inc	1,315	55
Armstrong World Industries Inc	979	67
ASGN Inc *	723	46
Astec Industries Inc	1,175	64
Avis Budget Group Inc *	2,276	60
Axon Enterprise Inc *	1,934	175
AZZ Inc	1,071	37

New Covenant Funds / Quarterly Report / September 30, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Barnes Group Inc	807	$29
Bloom Energy Corp, Cl A *	2,773	50
Brady Corp, Cl A	873	35
Brink’s Co/The	540	22
Carlisle Cos Inc	311	38
Carrier Global Corp	4,900	150
CBIZ Inc *	1,805	41
CH Robinson Worldwide Inc	148	15
Chart Industries Inc *	807	57
Cimpress PLC *	398	30
Cintas Corp	1,907	635
CIRCOR International Inc *	1,110	30
Clean Harbors Inc *	137	8
Colfax Corp *	1,455	46
Comfort Systems USA Inc	988	51
Construction Partners Inc, Cl A *	2,838	52
Copa Holdings SA, Cl A *	469	24
Copart Inc *	1,284	135
CoStar Group Inc *	326	277
Covanta Holding Corp	3,388	26
Crane Co	135	7
CSW Industrials Inc	645	50
CSX Corp	9,694	753
Cummins Inc	3,179	671
Curtiss-Wright Corp	1,789	167
Deere & Co	4,735	1,049
Delta Air Lines Inc *	39,597	1,211
Deluxe Corp	981	25
Donaldson Co Inc	202	9
Dover Corp	2,207	239
Dycom Industries Inc *	1,064	56
Eaton Corp PLC	13,217	1,349
EMCOR Group Inc	565	38
Emerson Electric Co	6,592	432
EnerSys	664	45
EnPro Industries Inc	738	42
Equifax Inc	276	43
ESCO Technologies Inc	568	46
Expeditors International of Washington Inc	1,163	105
Exponent Inc	727	52
Fastenal Co	6,120	276
Federal Signal Corp	1,560	46
FedEx Corp	3,239	815
Flowserve Corp	239	7
Fluor Corp *	4,373	39
Forrester Research Inc *	1,169	38
Fortune Brands Home & Security Inc	174	15
Forward Air Corp	727	42
Franklin Electric Co Inc	897	53
FTI Consulting Inc *	443	47
Gates Industrial Corp PLC *	886	10
Generac Holdings Inc *	89	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Electric Co	121,638	$758
Gibraltar Industries Inc *	959	62
Graco Inc	223	14
GrafTech International Ltd	954	7
Granite Construction Inc	1,780	31
Great Lakes Dredge & Dock Corp *	4,289	41
Greenbrier Cos Inc/The	1,583	47
Hawaiian Holdings Inc *	1,619	21
HD Supply Holdings Inc *	1,986	82
Healthcare Services Group Inc	2,050	44
HEICO Corp	4,884	511
HEICO Corp, Cl A	4,197	372
Helios Technologies Inc	1,091	40
Herc Holdings Inc *	1,012	40
Herman Miller Inc	1,053	32
Hexcel Corp *	4,105	138
Hillenbrand Inc	1,501	43
HNI Corp	1,268	40
Honeywell International Inc	10,659	1,755
Howmet Aerospace Inc *	7,379	123
Hubbell Inc, Cl B	682	93
IAA Inc *	253	13
ICF International Inc	545	34
IDEX Corp	68	12
IHS Markit Ltd	3,910	307
Illinois Tool Works Inc	10,512	2,031
Ingersoll Rand Inc *	355	13
Insperity Inc	592	39
Interface Inc, Cl A	2,949	18
ITT Inc	1,404	83
Jacobs Engineering Group Inc	1,091	101
JB Hunt Transport Services Inc	437	55
JetBlue Airways Corp *	4,688	53
John Bean Technologies Corp	439	40
Johnson Controls International plc	22,116	903
Kadant Inc	475	52
Kaman Corp	743	29
Kansas City Southern	1,741	315
KAR Auction Services Inc *	2,303	33
Kelly Services Inc, Cl A *	2,214	38
Kennametal Inc	1,343	39
Kforce Inc	1,239	40
Kirby Corp *	1,032	37
Knight-Swift Transportation Holdings Inc, Cl A	1,357	55
Knoll Inc	1,853	22
Korn Ferry	1,193	35
Landstar System Inc	432	54
Lennox International Inc	44	12
Lincoln Electric Holdings Inc	1,027	95
Lindsay Corp	523	51
Lyft Inc, Cl A *	240	7

10	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Macquarie Infrastructure Corp *	266	$7
ManpowerGroup Inc	3,586	263
Marten Transport Ltd	3,469	57
Masco Corp	6,315	348
Matson Inc	1,273	51
Maxar Technologies Inc	6,794	169
McGrath RentCorp	666	40
Mercury Systems Inc *	2,386	185
Meritor Inc *	2,088	44
Middleby Corp/The *	103	9
MRC Global Inc *	3,597	15
MSA Safety Inc	392	53
MSC Industrial Direct Co Inc, Cl A	1,115	71
Nielsen Holdings PLC	7,584	108
Nordson Corp	600	115
Norfolk Southern Corp	3,218	689
NOW Inc *	4,359	20
NV5 Global Inc *	1,080	57
nVent Electric PLC	457	8
Old Dominion Freight Line Inc	400	72
Omega Flex Inc	448	70
Oshkosh Corp	2,762	203
Otis Worldwide Corp	2,746	171
Owens Corning	4,958	341
PACCAR Inc	2,133	182
Parker-Hannifin Corp	1,231	249
Parsons Corp *	1,198	40
Pentair PLC	4,928	226
Pitney Bowes Inc	11,792	63
Plug Power Inc *	1,263	17
Proto Labs Inc *	491	64
Quanta Services Inc	2,291	121
Raven Industries Inc *	1,437	31
RBC Bearings Inc *	320	39
Regal Beloit Corp	1,068	100
Republic Services Inc, Cl A	842	79
Resideo Technologies Inc *	448	5
Robert Half International Inc	806	43
Rockwell Automation Inc	1,620	357
Rollins Inc	2,355	128
Roper Technologies Inc	1,565	618
Ryder System Inc	1,425	60
Saia Inc *	96	12
Schneider National Inc, Cl B	521	13
Sensata Technologies Holding PLC *	4,273	184
Shyft Group Inc/The	2,836	54
Simpson Manufacturing Co Inc	643	62
Snap-on Inc	318	47
Southwest Airlines Co *	3,131	117
SP Plus Corp *	1,169	21
Spirit AeroSystems Holdings Inc, Cl A	9,098	172
Spirit Airlines Inc *	1,221	20

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SPX Corp *	999	$46
SPX FLOW Inc *	1,044	45
Stanley Black & Decker Inc	1,349	219
Steelcase Inc, Cl A	2,620	26
Stericycle Inc *	179	11
Teledyne Technologies Inc *	878	272
Tennant Co	639	39
Terex Corp *	1,651	32
Tetra Tech Inc	564	54
Timken Co/The	204	11
Toro Co/The	1,175	99
TPI Composites Inc *	472	14
Trane Technologies PLC	1,779	216
TransDigm Group Inc *	1,732	823
TransUnion	2,713	228
Trex Co Inc *	1,134	81
TriMas Corp *	1,583	36
Trinity Industries Inc	511	10
Triumph Group Inc *	1,853	12
TrueBlue Inc *	2,106	33
Uber Technologies Inc *	13,731	501
UFP Industries Inc	196	11
UniFirst Corp/MA	235	44
Union Pacific Corp	12,488	2,458
United Airlines Holdings Inc *	2,850	99
United Parcel Service Inc, Cl B	9,414	1,569
United Rentals Inc *	1,692	295
Univar Solutions Inc *	476	8
US Ecology Inc *	900	29
Valmont Industries Inc	76	9
Verisk Analytics Inc, Cl A	1,729	320
Virgin Galactic Holdings Inc *	4,426	85
Vivint Solar Inc *	737	31
Wabash National Corp	3,217	38
Waste Management Inc	6,467	732
Watsco Inc	537	125
Watts Water Technologies Inc, Cl A	507	51
Welbilt Inc *	3,137	19
WESCO International Inc *	3,661	161
Westinghouse Air Brake Technologies Corp	465	29
WillScot Mobile Mini Holdings Corp, Cl A *	3,162	53
Woodward Inc	769	62
WW Grainger Inc	4,161	1,485
XPO Logistics Inc *	1,396	118
Xylem Inc/NY	16,416	1,381

		40,651

Information Technology — 26.8%
2U Inc *	871	29
8x8 Inc *	2,725	42
ACI Worldwide Inc *	1,373	36
Adobe Inc *	9,606	4,711

New Covenant Funds / Quarterly Report / September 30, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ADTRAN Inc	5,303	$54
Advanced Energy Industries Inc *	725	46
Advanced Micro Devices Inc *	14,318	1,174
Agilysys Inc *	323	8
Akamai Technologies Inc *	7,949	879
Akoustis Technologies Inc *	6,091	50
Alarm.com Holdings Inc *	1,192	66
Alliance Data Systems Corp	1,335	56
Altair Engineering Inc, Cl A *	1,454	61
Alteryx Inc, Cl A *	70	8
Ambarella Inc *	160	8
Amdocs Ltd	3,632	208
Amkor Technology Inc *	3,864	43
Amphenol Corp, Cl A	2,558	277
Analog Devices Inc	4,564	533
Anaplan Inc *	217	14
ANSYS Inc *	683	223
Appian Corp, Cl A *	1,246	81
Apple Inc	231,776	26,842
Applied Materials Inc	10,761	640
Arista Networks Inc *	768	159
Arrow Electronics Inc *	2,550	201
Aspen Technology Inc *	413	52
Atlassian Corp PLC, Cl A *	920	167
Autodesk Inc *	3,559	822
Automatic Data Processing Inc	12,646	1,764
Avaya Holdings Corp *	4,140	63
Avnet Inc	1,892	49
Axcelis Technologies Inc *	2,104	46
Badger Meter Inc	775	51
Belden Inc	900	28
Benchmark Electronics Inc	1,447	29
Black Knight Inc *	1,569	137
Blackbaud Inc *	629	35
Blackline Inc *	185	17
Booz Allen Hamilton Holding Corp, Cl A	1,402	116
Bottomline Technologies DE Inc *	943	40
Box Inc, Cl A *	539	9
Broadcom Inc	6,023	2,194
Broadridge Financial Solutions Inc	720	95
Brooks Automation Inc	207	10
Cabot Microelectronics Corp	373	53
Cadence Design Systems Inc *	2,046	218
Cardtronics PLC *	1,198	24
Cass Information Systems Inc	865	35
CDK Global Inc	1,636	71
CDW Corp/DE	806	96
Cerence Inc *	493	24
Ceridian HCM Holding Inc *	792	65
Ciena Corp *	1,223	49
Cirrus Logic Inc *	640	43
Cisco Systems Inc	68,588	2,702

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Citrix Systems Inc	1,980	$273
Cloudera Inc *	4,481	49
Cognex Corp	203	13
Cognizant Technology Solutions Corp, Cl A	8,315	577
Coherent Inc *	626	69
Cohu Inc *	2,351	40
CommScope Holding Co Inc *	7,086	64
CommVault Systems Inc *	1,095	45
CoreLogic Inc/United States	271	18
Cornerstone OnDemand Inc *	862	31
Corning Inc	6,104	198
Coupa Software Inc *	970	266
Cree Inc *	248	16
Crowdstrike Holdings Inc, Cl A *	787	108
CSG Systems International Inc	965	40
CTS Corp	1,735	38
Dell Technologies Inc, Cl C *	4,108	278
Diebold Nixdorf Inc *	4,695	36
Digital Turbine Inc *	6,346	208
DocuSign Inc, Cl A *	1,618	348
Dolby Laboratories Inc, Cl A	731	48
Domo Inc, Cl B *	297	11
Dropbox Inc, Cl A *	2,914	56
DXC Technology Co *	5,395	96
Dynatrace Inc *	465	19
Ebix Inc	1,517	31
EchoStar Corp, Cl A *	1,124	28
Elastic NV *	183	20
Enphase Energy Inc *	202	17
Entegris Inc	980	73
Envestnet Inc *	717	55
EPAM Systems Inc *	1,434	464
Euronet Worldwide Inc *	74	7
Everbridge Inc *	1,814	228
EVERTEC Inc	1,569	54
ExlService Holdings Inc *	711	47
Extreme Networks Inc *	6,878	28
F5 Networks Inc *	578	71
Fair Isaac Corp *	299	127
Fastly Inc, Cl A *	905	85
Fidelity National Information Services Inc	7,874	1,159
FireEye Inc *	5,502	68
First Solar Inc *	3,538	234
Fiserv Inc *	6,758	696
Five9 Inc *	93	12
FleetCor Technologies Inc *	729	174
FLIR Systems Inc	1,671	60
FormFactor Inc *	353	9
Fortinet Inc *	928	109
Genpact Ltd	6,870	268
Global Payments Inc	2,965	527
Globant SA *	271	49

12	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GoDaddy Inc, Cl A *	1,102	$84
Guidewire Software Inc *	109	11
Hackett Group Inc/The	3,129	35
HubSpot Inc *	322	94
Ichor Holdings Ltd *	1,480	32
II-VI Inc *	224	9
Infinera Corp *	6,579	41
Inphi Corp *	86	10
Inseego Corp *	7,132	74
Insight Enterprises Inc *	754	43
Intel Corp	67,438	3,492
Intelligent Systems Corp *	1,128	44
InterDigital Inc	917	52
International Business Machines Corp	13,123	1,597
Intuit Inc	3,714	1,212
IPG Photonics Corp *	558	95
Itron Inc *	588	36
J2 Global Inc *	540	37
Jabil Inc	6,948	238
Jack Henry & Associates Inc	636	103
Juniper Networks Inc	7,826	168
KBR Inc	1,640	37
Keysight Technologies Inc *	12,701	1,255
KLA Corp	1,904	369
Knowles Corp *	2,314	34
Lam Research Corp	3,493	1,159
Lattice Semiconductor Corp *	369	11
Littelfuse Inc	60	11
Lumentum Holdings Inc *	660	50
Manhattan Associates Inc *	1,278	122
Marvell Technology Group Ltd	4,705	187
Mastercard Inc, Cl A	12,929	4,372
Maxim Integrated Products Inc *	3,740	253
MAXIMUS Inc	682	47
Medallia Inc *	1,562	43
Microchip Technology Inc	1,615	166
Micron Technology Inc *	13,124	616
Microsoft Corp	112,888	23,744
MicroStrategy Inc, Cl A *	339	51
MKS Instruments Inc	103	11
MongoDB Inc, Cl A *	574	133
Monolithic Power Systems Inc	64	18
National Instruments Corp	2,353	84
NCR Corp *	334	7
NetApp Inc	2,936	129
NetScout Systems Inc *	2,073	45
New Relic Inc *	749	42
NIC Inc	2,268	45
Novanta Inc *	547	58
Nuance Communications Inc *	2,832	94
Nutanix Inc, Cl A *	359	8
NVIDIA Corp	9,892	5,354

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okta Inc, Cl A *	812	$174
ON Semiconductor Corp *	9,649	209
Oracle Corp	34,708	2,072
OSI Systems Inc *	497	39
PagerDuty Inc *	1,821	49
Palo Alto Networks Inc *	541	132
Paychex Inc	2,612	208
Paycom Software Inc *	194	60
Paylocity Holding Corp *	417	67
PayPal Holdings Inc *	18,658	3,676
Paysign Inc *	4,721	27
Pegasystems Inc	150	18
Perficient Inc *	1,142	49
Perspecta Inc	1,895	37
Photronics Inc *	3,197	32
Plantronics Inc *	1,930	23
Plexus Corp *	633	45
Pluralsight Inc, Cl A *	2,621	45
Power Integrations Inc	196	11
Progress Software Corp	1,206	44
Proofpoint Inc *	98	10
PROS Holdings Inc *	818	26
PTC Inc *	677	56
Pure Storage Inc, Cl A *	685	11
Qorvo Inc *	100	13
QUALCOMM Inc	17,833	2,099
Qualys Inc *	591	58
Rambus Inc *	3,633	50
Rapid7 Inc *	892	55
RealPage Inc *	211	12
RingCentral Inc, Cl A *	699	192
Rogers Corp *	392	38
Sabre Corp *	506	3
salesforce.com *	17,511	4,401
Sanmina Corp *	1,459	39
ScanSource Inc *	1,292	26
Semtech Corp *	1,000	53
ServiceNow Inc *	2,269	1,100
Silicon Laboratories Inc *	437	43
Skyworks Solutions Inc	2,779	404
Smartsheet Inc, Cl A *	266	13
SolarWinds Corp *	634	13
Splunk Inc *	1,357	255
SPS Commerce Inc *	152	12
Square Inc, Cl A *	3,911	636
Switch Inc, Cl A	779	12
Synaptics Inc *	142	11
SYNNEX Corp *	387	54
Synopsys Inc *	1,083	232
Teradata Corp *	4,437	101
Teradyne Inc	4,784	380
Texas Instruments Inc	13,483	1,925

New Covenant Funds / Quarterly Report / September 30, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trade Desk Inc/The, Cl A *	829	$430
Trimble Inc *	2,035	99
TTEC Holdings Inc	202	11
TTM Technologies Inc *	3,357	38
Tucows Inc, Cl A *	834	57
Twilio Inc, Cl A *	2,168	536
Tyler Technologies Inc *	393	137
Ubiquiti Inc	263	44
Unisys Corp *	689	7
Universal Display Corp	521	94
Upland Software Inc *	1,378	52
Varonis Systems Inc *	109	13
Verint Systems Inc *	947	46
VeriSign Inc *	802	164
Verra Mobility Corp, Cl A *	3,479	34
ViaSat Inc *	693	24
Viavi Solutions Inc *	3,355	39
Virtusa Corp *	1,123	55
Visa Inc, Cl A	29,770	5,953
VMware Inc, Cl A *	1,343	193
Western Digital Corp *	2,423	89
Western Union Co/The	425	9
WEX Inc *	55	8
Workday Inc, Cl A *	2,079	447
Workiva Inc, Cl A *	1,224	68
Xerox Holdings Corp	7,073	133
Xilinx Inc	2,632	274
Xperi Holding Corp	2,351	27
Zebra Technologies Corp, Cl A *	438	111
Zendesk Inc *	152	16
Zoom Video Communications Inc, Cl A *	1,888	888
Zscaler Inc *	88	12
Zuora Inc, Cl A *	3,498	36

		128,754

Materials — 3.2%
Air Products and Chemicals Inc	4,688	1,396
Albemarle Corp	167	15
Alcoa Corp *	5,657	66
Allegheny Technologies Inc *	2,362	21
Amcor PLC	4,821	53
AptarGroup Inc	1,944	220
Arconic Corp *	1,844	35
Ashland Global Holdings Inc	152	11
Avery Dennison Corp	88	11
Axalta Coating Systems Ltd *	7,963	177
Balchem Corp	488	48
Ball Corp	14,154	1,176
Berry Global Group Inc *	4,123	199
Cabot Corp	238	9
Carpenter Technology Corp	1,006	18
Celanese Corp, Cl A	93	10

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CF Industries Holdings Inc	1,066	$33
Chase Corp	421	40
Chemours Co/The	2,832	59
Cleveland-Cliffs Inc *	11,888	76
Coeur Mining Inc *	6,945	51
Compass Minerals International Inc	851	50
Corteva Inc	3,194	92
Crown Holdings Inc *	6,925	532
Domtar Corp *	298	8
Dow Inc	6,685	315
DuPont de Nemours Inc	7,322	406
Eagle Materials Inc *	126	11
Eastman Chemical Co	9,101	711
Ecolab Inc	3,153	630
Element Solutions Inc *	1,023	11
FMC Corp	2,400	254
Freeport-McMoRan Inc *	31,087	486
Graphic Packaging Holding Co	681	10
Greif Inc, Cl A	1,122	41
HB Fuller Co	976	45
Huntsman Corp	475	11
Ingevity Corp *	563	28
Innospec Inc	499	32
International Flavors & Fragrances Inc	2,307	282
International Paper Co	785	32
Kraton Corp *	2,033	36
Linde PLC	8,150	1,941
Livent Corp *	5,807	52
Louisiana-Pacific Corp	1,740	51
LyondellBasell Industries NV, Cl A	2,182	154
Martin Marietta Materials Inc	397	93
Minerals Technologies Inc	880	45
Mosaic Co/The	3,590	66
Neenah Inc	693	26
Newmont Corp	29,273	1,857
Novagold Resources Inc *	1,266	15
Nucor Corp	1,510	68
P H Glatfelter Co	2,740	38
Packaging Corp of America	101	11
PPG Industries Inc	2,274	278
Quaker Chemical Corp	309	56
Reliance Steel & Aluminum Co	412	42
Royal Gold Inc	437	53
Scotts Miracle-Gro Co/The	163	25
Sealed Air Corp	293	11
Sensient Technologies Corp	779	45
Sherwin-Williams Co/The	2,451	1,708
Sonoco Products Co	185	9
Southern Copper Corp	272	12
Steel Dynamics Inc	2,648	76
Stepan Co	510	56
Summit Materials Inc, Cl A *	2,136	35

14	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trinseo SA	1,345	$34
Tronox Holdings PLC	4,385	34
United States Lime & Minerals Inc	581	52
United States Steel Corp	3,709	27
Valvoline Inc	11,216	214
Verso Corp	2,760	22
Vulcan Materials Co	665	90
Warrior Met Coal Inc	2,378	41
Westlake Chemical Corp	718	45
Westrock Co	3,989	139
Worthington Industries Inc	1,149	47

		15,315

Real Estate — 3.3%
Acadia Realty Trust *‡	1,946	20
Agree Realty Corp ‡	736	47
Alexander & Baldwin Inc *‡	2,342	26
Alexandria Real Estate Equities Inc ‡	1,497	240
American Campus Communities Inc ‡	252	9
American Finance Trust Inc ‡	3,743	23
American Tower Corp, Cl A ‡	6,167	1,491
Apartment Investment and Management Co, Cl A ‡	1,721	58
Apple Hospitality REIT Inc *‡	718	7
AvalonBay Communities Inc ‡	3,261	487
Boston Properties Inc ‡	1,468	118
Brandywine Realty Trust ‡	14,492	150
Brixmor Property Group Inc *‡	4,703	55
Camden Property Trust ‡	850	76
CareTrust REIT Inc ‡	2,438	43
CBRE Group Inc, Cl A *	29,020	1,363
Colony Capital Inc *‡	41,643	114
Columbia Property Trust Inc ‡	565	6
Community Healthcare Trust Inc ‡	1,136	53
Corporate Office Properties Trust ‡	7,752	184
Cousins Properties Inc ‡	289	8
Crown Castle International Corp ‡	4,746	790
CubeSmart ‡	377	12
Cushman & Wakefield PLC *	2,593	27
CyrusOne Inc ‡	181	13
DiamondRock Hospitality Co *‡	4,575	23
Digital Realty Trust Inc ‡	2,674	392
Diversified Healthcare Trust ‡	6,702	24
Douglas Emmett Inc ‡	2,338	59
Duke Realty Corp ‡	2,798	103
Empire State Realty Trust Inc, Cl A *‡	5,592	34
EPR Properties *‡	735	20
Equinix Inc ‡	1,035	787
Equity Commonwealth ‡	2,677	71
Equity LifeStyle Properties Inc ‡	167	10
Equity Residential ‡	3,485	179
Essential Properties Realty Trust Inc ‡	2,028	37

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Essex Property Trust Inc ‡	454	$91
Extra Space Storage Inc ‡	811	87
Federal Realty Investment Trust ‡	664	49
First Industrial Realty Trust Inc ‡	1,226	49
Four Corners Property Trust Inc ‡	1,848	47
Franklin Street Properties Corp ‡	5,897	22
Gaming and Leisure Properties Inc ‡	281	10
Global Net Lease Inc ‡	2,484	39
Healthcare Realty Trust Inc ‡	1,555	47
Healthcare Trust of America Inc, Cl A ‡	392	10
Highwoods Properties Inc ‡	247	8
Host Hotels & Resorts Inc *‡	17,568	190
Howard Hughes Corp/The *	795	46
Hudson Pacific Properties Inc ‡	2,475	54
Industrial Logistics Properties Trust ‡	2,389	52
Invitation Homes Inc ‡	398	11
Iron Mountain Inc ‡	5,996	161
JBG SMITH Properties ‡	2,065	55
Jones Lang LaSalle Inc *	1,270	121
Kennedy-Wilson Holdings Inc	2,254	33
Kilroy Realty Corp ‡	4,516	235
Kimco Realty Corp ‡	4,679	53
Kite Realty Group Trust ‡	2,741	32
Lamar Advertising Co, Cl A ‡	1,059	70
Lexington Realty Trust ‡	4,761	50
Life Storage Inc ‡	110	12
LTC Properties Inc ‡	1,142	40
Macerich Co/The ‡	5,508	37
Marcus & Millichap Inc *	1,380	38
Medical Properties Trust Inc ‡	2,513	44
Mid-America Apartment Communities Inc ‡	772	89
Monmouth Real Estate Investment Corp ‡	3,365	47
National Health Investors Inc ‡	635	38
National Retail Properties Inc ‡	975	34
Newmark Group Inc, Cl A	3,753	16
Office Properties Income Trust ‡	1,618	34
Omega Healthcare Investors Inc ‡	1,229	37
Outfront Media Inc *‡	1,951	28
Paramount Group Inc ‡	5,922	42
Park Hotels & Resorts Inc *‡	1,996	20
Pebblebrook Hotel Trust ‡	1,899	24
Physicians Realty Trust ‡	2,753	49
Piedmont Office Realty Trust Inc, Cl A ‡	2,333	32
PotlatchDeltic Corp ‡	1,174	49
Prologis Inc ‡	20,608	2,074
Public Storage ‡	1,177	262
QTS Realty Trust Inc, Cl A ‡	981	62
Rayonier Inc ‡	1,593	42
RE/MAX Holdings Inc, Cl A	1,292	42
Realogy Holdings Corp *	4,621	44
Realty Income Corp ‡	2,296	139
Redfin Corp *	458	23

New Covenant Funds / Quarterly Report / September 30, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Regency Centers Corp ‡	28,376	$1,079
Retail Opportunity Investments Corp *‡	2,907	30
Retail Properties of America Inc, Cl A ‡	876	5
Rexford Industrial Realty Inc ‡	1,114	51
RLJ Lodging Trust ‡	2,849	25
RMR Group Inc/The, Cl A	1,095	30
RPT Realty *‡	3,429	19
Ryman Hospitality Properties Inc *‡	577	21
Sabra Health Care REIT Inc ‡	2,410	33
Safehold Inc ‡	226	14
SBA Communications Corp, Cl A ‡	994	317
Service Properties Trust ‡	483	4
Simon Property Group Inc ‡	3,706	240
SITE Centers Corp *‡	3,734	27
SL Green Realty Corp ‡	2,476	115
Spirit Realty Capital Inc ‡	237	8
St Joe Co/The *	2,464	51
STAG Industrial Inc ‡	1,647	50
STORE Capital Corp ‡	2,555	70
Summit Hotel Properties Inc *‡	4,173	22
Sunstone Hotel Investors Inc *‡	3,516	28
Tanger Factory Outlet Centers Inc *‡	3,357	20
Taubman Centers Inc *‡	1,690	56
Terreno Realty Corp ‡	941	52
UDR Inc ‡	250	8
Uniti Group Inc ‡	6,587	69
Universal Health Realty Income Trust ‡	439	25
Urban Edge Properties *‡	2,679	26
Urstadt Biddle Properties Inc, Cl A ‡	2,126	20
Ventas Inc ‡	3,279	138
VEREIT Inc ‡	10,217	66
VICI Properties Inc ‡	2,012	47
Vornado Realty Trust ‡	2,903	98
Washington Real Estate Investment Trust ‡	1,705	34
Weingarten Realty Investors ‡	2,933	50
Welltower Inc ‡	4,270	235
Weyerhaeuser Co *‡	17,005	485
WP Carey Inc ‡	149	10
Xenia Hotels & Resorts Inc *‡	2,347	21

		15,878

Utilities — 2.7%
AES Corp/The	5,282	96
ALLETE Inc	620	32
Alliant Energy Corp	213	11
Ameren Corp	1,172	93
American Electric Power Co Inc	5,930	485
American States Water Co	580	43
American Water Works Co Inc	2,717	394
Atmos Energy Corp	461	44
Avangrid Inc	1,720	87
CenterPoint Energy Inc	434	8

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Clearway Energy Inc, Cl C	456	$12
CMS Energy Corp	20,708	1,272
Consolidated Edison Inc	3,086	240
Dominion Energy Inc	8,988	709
DTE Energy Co	6,262	720
Duke Energy Corp	9,540	845
Edison International	3,288	167
Entergy Corp	2,276	224
Essential Utilities Inc	331	13
Evergy Inc	180	9
Eversource Energy	10,983	918
Exelon Corp	11,090	397
FirstEnergy Corp	4,900	141
Hawaiian Electric Industries Inc	249	8
IDACORP Inc	108	9
MDU Resources Group Inc	386	9
MGE Energy Inc	631	40
National Fuel Gas Co	245	10
New Jersey Resources Corp	1,111	30
NextEra Energy Inc	6,768	1,879
NiSource Inc	419	9
Northwest Natural Holding Co	699	32
NRG Energy Inc	2,300	71
OGE Energy Corp	261	8
Ormat Technologies Inc	644	38
PG&E Corp *	692	6
Pinnacle West Capital Corp	2,640	197
PNM Resources Inc	975	40
Portland General Electric Co	894	32
PPL Corp	7,025	191
Public Service Enterprise Group Inc	5,257	289
Sempra Energy	3,086	365
SJW Group	716	44
South Jersey Industries Inc	1,556	30
Southern Co/The	13,370	725
Sunnova Energy International Inc *	717	22
UGI Corp	253	8
Vistra Corp	2,088	39
WEC Energy Group Inc	2,491	241
Xcel Energy Inc	21,147	1,459

		12,791

		468,914

Total Common Stock (Cost $313,481) ($ Thousands)		474,805

16	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	4,493,215	$4,493

Total Cash Equivalent (Cost $4,493) ($ Thousands)		4,493

Total Investments in Securities — 99.6% (Cost $317,974) ($ Thousands)		$479,298

A list of the open futures held by the Fund at September 30, 2020 are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Russell 2000 Index E-MINI	9	Dec-2020	$667	$677	$10
S&P 500 Index E-MINI	25	Dec-2020	4,150	4,190	40

			$4,817	$4,867	$50

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $481,084 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of September 30, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Security is a Master Limited Partnership. At September 30, 2020, such securities amounted to $77 ($ Thousands), or 0.0% of the Net Assets of the Fund.

Cl — Class

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	474,805	–	–	474,805
Cash Equivalent	4,493	–	–	4,493

Total Investments in Securities	479,298	–	–	479,298

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	50	–	–	50

Total Other Financial Instruments	50	–	–	50

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “ —” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value at 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 6,613	$15,403	$(17,523)	$—	$—	$4,493	4,493,215	$—	$—

New Covenant Funds / Quarterly Report / September 30, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 38.9%

Agency Mortgage-Backed Obligations — 30.8%
FHLMC
6.500%, 09/01/2039	$28	$33
5.500%, 12/01/2036 to 12/01/2038	229	268
5.000%, 12/01/2020 to 03/01/2050	1,185	1,338
4.500%, 06/01/2038 to 04/01/2050	5,394	5,921
4.000%, 07/01/2037 to 03/01/2050	2,903	3,170
3.500%, 11/01/2042 to 05/01/2050	4,701	5,048
3.000%, 09/01/2032 to 03/01/2050	4,789	5,086
2.500%, 08/01/2030 to 06/01/2050	2,765	2,922
2.000%, 10/01/2032	397	412
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.798%, VAR LIBOR USD 1 Month+5.950%, 10/15/2041	197	35
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	111	6
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	235	13
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.848%, VAR LIBOR USD 1 Month+6.000%, 08/15/2042	101	18
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	109	11
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.098%, VAR LIBOR USD 1 Month+6.250%, 09/15/2042	145	22
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.798%, VAR LIBOR USD 1 Month+5.950%, 02/15/2044	41	7
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.295%, VAR LIBOR USD 1 Month+6.000%, 05/15/2044	84	17
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.865%, 04/15/2041 (A)	41	3
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.331%, 07/25/2035 (A)	340	49
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	120	142
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-DNA1, Cl M3
5.725%, VAR ICE LIBOR USD 1 Month+5.550%, 07/25/2028	305	324
FHLMC, Ser 2016-353, Cl S1, IO
5.848%, VAR LIBOR USD 1 Month+6.000%, 12/15/2046	128	28
FHLMC, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	115	119
FHLMC, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	100	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	$199	$25
FHLMC, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	100	12
FNMA
7.000%, 11/01/2037 to 11/01/2038	27	31
6.500%, 01/01/2038 to 05/01/2040	180	208
6.000%, 07/01/2037 to 07/01/2041	108	129
5.500%, 02/01/2035	106	125
5.000%, 01/01/2021 to 03/01/2050	5,900	6,524
4.893%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.268%, 01/01/2036	23	23
4.500%, 02/01/2035 to 04/01/2056	7,078	7,808
4.174%, VAR ICE LIBOR USD 12 Month+1.700%, 03/01/2036	20	21
4.075%, VAR ICE LIBOR USD 12 Month+1.432%, 05/01/2043	179	185
4.000%, 06/01/2025 to 03/01/2050	12,433	13,568
3.500%, 04/01/2033 to 03/01/2057	12,379	13,400
3.000%, 12/01/2036 to 09/01/2050	6,018	6,397
2.790%, 08/01/2029	200	226
2.500%, 06/01/2028 to 08/01/2035	2,548	2,683
2.260%, 04/01/2030	99	108
2.000%, 08/01/2050	1,841	1,912
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	408	477
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	318	19
FNMA CMO, Ser 2014-47, Cl AI, IO
2.212%, 08/25/2044 (A)	102	7
FNMA CMO, Ser 2015-55, Cl IO, IO
1.900%, 08/25/2055 (A)	26	1
FNMA CMO, Ser 2015-56, Cl AS, IO
5.203%, VAR LIBOR USD 1 Month+6.150%, 08/25/2045	52	13
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.048%, VAR ICE LIBOR USD 1 Month+4.900%, 11/25/2024	208	215
FNMA TBA
2.000%, 10/14/2169 to 10/19/2169	5,800	6,008
1.500%, 10/19/2169	800	819
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	128	151
FNMA, Ser 2012-101, Cl BI, IO
4.000%, 09/25/2027	10	1
FNMA, Ser 2013-54, Cl BS, IO
6.002%, VAR LIBOR USD 1 Month+6.150%, 06/25/2043	42	9

18	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-76, Cl SB, IO
5.952%, VAR LIBOR USD 1 Month+6.100%, 10/25/2057	$236	$54
FNMA, Ser 2017-85, Cl SC, IO
5.253%, VAR LIBOR USD 1 Month+6.200%, 11/25/2047	59	12
FNMA, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	101	101
FNMA, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	100	13
FNMA, Ser M19, Cl A2
2.560%, 09/25/2029	389	430
FNMA, Ser M23, Cl 3A3
2.720%, 10/25/2031 (A)	100	108
FNMA, Ser M4, Cl A2
3.610%, 02/25/2031	80	96
FNMA, Ser M6, Cl A2
3.450%, 01/01/2029	170	197
FRESB Mortgage Trust, Ser SB48, Cl A10F
3.370%, 02/25/2028 (A)	694	750
FRESB Mortgage Trust, Ser SB58, Cl A10F
3.610%, 10/25/2028 (A)	1,018	1,103
GNMA
5.500%, 02/20/2037 to 01/15/2039	100	117
5.000%, 12/20/2038 to 01/20/2049	906	1,017
4.600%, 09/15/2034	1,670	1,858
4.500%, 05/20/2040 to 03/20/2050	3,476	3,811
4.000%, 01/15/2041 to 11/20/2049	2,579	2,796
3.500%, 06/20/2044 to 05/15/2050	1,878	2,020
3.000%, 09/15/2042 to 01/20/2050	751	788
2.500%, 02/20/2027	501	522
GNMA CMO, Ser 186, Cl IO, IO
0.699%, 08/16/2054 (A)	929	33
GNMA CMO, Ser 2012-34, Cl SA, IO
5.894%, VAR LIBOR USD 1 Month+6.050%, 03/20/2042	29	7
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	37	1
GNMA CMO, Ser 2012-H18, Cl NA
0.675%, VAR ICE LIBOR USD 1 Month+0.520%, 08/20/2062	145	145
GNMA CMO, Ser 2012-H30, Cl GA
0.505%, VAR ICE LIBOR USD 1 Month+0.350%, 12/20/2062	663	662
GNMA CMO, Ser 2013-H01, Cl TA
0.655%, VAR ICE LIBOR USD 1 Month+0.500%, 01/20/2063	4	4
GNMA CMO, Ser 2013-H08, Cl BF
0.555%, VAR ICE LIBOR USD 1 Month+0.400%, 03/20/2063	615	615
GNMA CMO, Ser 2014-105, Cl IO, IO
0.901%, 06/16/2054 (A)	838	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-H20, Cl FA
0.625%, VAR ICE LIBOR USD 1 Month+0.470%, 08/20/2065	$254	$254
GNMA CMO, Ser 85, Cl IA, IO
0.680%, 03/16/2047 (A)	2,368	66
GNMA CMO, Ser 95, Cl IO, IO
0.541%, 04/16/2047 (A)	1,338	38
GNMA TBA
3.000%, 10/01/2042	1,800	1,885
2.500%, 02/20/2046	1,000	1,050
2.000%, 10/21/2169	1,000	1,039
GNMA, Ser 107, Cl AD
2.695%, 11/16/2047 (A)	87	92
GNMA, Ser 2013-H21, Cl FB
0.855%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2063	452	454
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	84	12
GNMA, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	100	14
GNMA, Ser 2020-H04, Cl FP
0.655%, VAR ICE LIBOR USD 1 Month+0.500%, 06/20/2069	189	190
GNMA, Ser 2020-H09, Cl FL
1.306%, VAR ICE LIBOR USD 1 Month+1.150%, 05/20/2070	100	105
GNMA, Ser 2020-H13, Cl FM
0.556%, VAR ICE LIBOR USD 1 Month+0.400%, 08/20/2070	393	393
GNMA, Ser 2020-H13, Cl FA
0.606%, VAR ICE LIBOR USD 1 Month+0.450%, 07/20/2070	600	600
GNMA, Ser 28, Cl AB
3.150%, 06/16/2060	71	75

		109,666

Non-Agency Mortgage-Backed Obligations — 8.1%
280 Park Avenue Mortgage Trust, Ser 280P, Cl A
1.032%, VAR ICE LIBOR USD 1 Month+0.880%, 09/15/2034 (B)	130	130
Atrium Hotel Portfolio Trust, Ser ATRM, Cl C
2.355%, VAR ICE LIBOR USD 1 Month+1.650%, 12/15/2036 (B)	410	370
BX Commercial Mortgage Trust, Ser XL, Cl A
1.625%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (B)	1,049	1,049
CIM Trust, Ser 2020-INV1, Cl A2
2.500%, 04/25/2050 (A)(B)	528	543
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	109

New Covenant Funds / Quarterly Report / September 30, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AAB
3.512%, 12/10/2049	$810	$884
Citigroup Commercial Mortgage Trust, Ser 375P, Cl A
3.251%, 05/10/2035 (B)	190	198
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/2045 (B)	590	611
COMM Mortgage Trust, Ser CR5, Cl A4
2.771%, 12/10/2045	700	723
COMM Mortgage Trust, Ser CR8, Cl A4
3.334%, 06/10/2046	565	591
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.241%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	22
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	20	20
Credit Suisse Mortgage Trust, Ser 2019- NQM1, Cl A3
3.064%, 10/25/2059 (B)	356	364
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (A)(B)	922	957
CSMC, Ser USA, Cl B
4.185%, 09/15/2037 (B)	470	423
DBUBS Mortgage Trust, Ser LC2A, Cl A4
4.537%, 07/10/2044 (B)	917	928
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (A)(B)	143	145
GS Mortage-Backed Securities Trust, Ser 2020-PJ1, Cl A6
3.500%, 05/25/2050 (A)(B)	569	579
GS Mortgage Securities Trust, Ser 2013- GC16, Cl B
5.161%, 11/10/2046 (A)	80	84
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl A
3.281%, 06/09/2021	620	498
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 06/09/2021	430	345
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (B)	314	334
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
3.000%, 08/25/2050 (A)(B)	783	802

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	$210	$221
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.055%, 01/15/2047 (A)	30	32
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.706%, 09/15/2047 (A)	80	71
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C6, Cl A3
3.507%, 05/15/2045	1,071	1,108
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
4.455%, VAR ICE LIBOR USD 1 Month+3.750%, 05/15/2028 (B)	129	127
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/2047 (B)	380	389
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.633%, 05/25/2045 (A)(B)	64	66
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (A)(B)	135	136
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (A)(B)	449	461
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (A)(B)	157	161
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (A)(B)	302	310
MAD Mortgage Trust, Ser 330M, Cl A
3.082%, 08/15/2034 (A)(B)	220	228
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C24, Cl A4
3.732%, 05/15/2048	473	528
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C34, Cl ASB
3.354%, 11/15/2052	615	677
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C5, Cl A4
3.176%, 08/15/2045	1,475	1,525
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C9, Cl A4
3.102%, 05/15/2046	714	747
Morgan Stanley Capital I Trust, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	220	224
Morgan Stanley Capital I Trust, Ser BPR, Cl A
2.105%, VAR ICE LIBOR USD 1 Month+1.400%, 05/15/2036 (B)	320	306
MSCG Trust, Ser ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	403

20	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Natixis Commercial Mortgage Securities Trust, Ser FAME, Cl B
3.655%, 08/15/2036 (B)	$410	$387
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (A)(B)	319	339
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	456	464
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A3
3.044%, 09/25/2059 (A)(B)	299	298
Residential Mortgage Loan Trust, Ser 2019- 3, Cl A2
2.941%, 09/25/2059 (A)(B)	299	301
Residential Mortgage Loan Trust, Ser 2020- 2, Cl A1
1.654%, 05/25/2060 (A)(B)	524	527
Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	829	895
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	706	768
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	735	784
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	514	530
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/2047 (A)(B)	441	445
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/2047 (A)(B)	351	356
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/2047 (A)(B)	159	160
Shops at Crystals Trust, Ser CSTL, Cl A
3.126%, 07/05/2036 (B)	100	99
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	108	109
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	117
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	631	650
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.451%, 05/10/2063 (A)(B)	324	6
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl NXS3
3.371%, 09/15/2057	160	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.470%, 06/15/2045 (A)(B)	$1,056	$15
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.327%, 05/15/2045 (A)(B)	1,050	26
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.711%, 10/15/2057 (A)	1,041	19
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.525%, 10/15/2057 (A)	270	293
WFRBS Commercial Mortgage Trust, Ser C11, Cl AS
3.311%, 03/15/2045	160	167
WFRBS Commercial Mortgage Trust, Ser C2, Cl A4
4.869%, 02/15/2044 (A)(B)	677	681
WFRBS Commercial Mortgage Trust, Ser C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,796	1,820

		28,864

Total Mortgage-Backed Securities (Cost $135,479) ($ Thousands)		138,530

CORPORATE OBLIGATIONS — 31.7%

Communication Services — 2.9%
Alphabet
2.050%, 08/15/2050	70	66
1.100%, 08/15/2030	40	40
0.800%, 08/15/2027	30	30
0.450%, 08/15/2025	20	20
AT&T
4.250%, 03/01/2027	150	174
4.125%, 02/17/2026	408	468
3.882%, 11/27/2022 (B)(C)	2,000	1,972
3.000%, 06/30/2022	10	10
2.300%, 06/01/2027	120	126
Charter Communications Operating
5.050%, 03/30/2029	20	24
4.908%, 07/23/2025	310	358
4.800%, 03/01/2050	40	46
3.750%, 02/15/2028	20	22
Comcast
4.700%, 10/15/2048	20	27
4.150%, 10/15/2028	80	96
3.950%, 10/15/2025	210	241
3.750%, 04/01/2040	20	23
3.450%, 02/01/2050	70	79
3.400%, 04/01/2030	40	46

New Covenant Funds / Quarterly Report / September 30, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.300%, 04/01/2027	$30	$34
3.250%, 11/01/2039	30	33
3.150%, 03/01/2026	30	34
3.100%, 04/01/2025	10	11
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,329
Cox Communications
3.250%, 12/15/2022 (B)	859	905
Fox
4.709%, 01/25/2029	40	48
Sprint Spectrum
3.360%, 09/20/2021 (B)	193	195
TCI Communications
7.875%, 02/15/2026	240	324
Tencent Holdings MTN
3.595%, 01/19/2028 (B)	250	275
T-Mobile USA
3.875%, 04/15/2030 (B)	170	193
3.750%, 04/15/2027 (B)	20	22
3.500%, 04/15/2025 (B)	289	317
2.550%, 02/15/2031 (B)	40	41
2.050%, 02/15/2028 (B)	20	21
Verizon Communications
4.862%, 08/21/2046	40	55
4.329%, 09/21/2028	435	527
4.125%, 08/15/2046	40	49
4.000%, 03/22/2050	40	49
3.875%, 02/08/2029	30	36
3.850%, 11/01/2042	10	12
3.376%, 02/15/2025	282	314
3.000%, 03/22/2027	20	22
2.625%, 08/15/2026	513	561
Viacom
3.875%, 04/01/2024	20	22
Vodafone Group PLC
3.750%, 01/16/2024	410	448
Walt Disney
3.350%, 03/24/2025	469	522
3.000%, 09/15/2022	30	32

		10,299

Consumer Discretionary — 1.3%
Amazon.com
4.250%, 08/22/2057	10	14
3.150%, 08/22/2027	470	536
1.200%, 06/03/2027	20	20
BMW US Capital
1.850%, 09/15/2021 (B)	20	20
Cargill
1.375%, 07/23/2023 (B)	70	72
Dollar General
3.250%, 04/15/2023	10	11

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Motors
5.400%, 10/02/2023	$576	$635
General Motors Financial
4.150%, 06/19/2023	600	637
3.700%, 11/24/2020	80	80
3.700%, 05/09/2023	190	199
2.450%, 11/06/2020	30	30
Home Depot
3.900%, 12/06/2028	10	12
3.900%, 06/15/2047	10	12
3.350%, 04/15/2050	50	58
3.300%, 04/15/2040	40	45
2.500%, 04/15/2027	450	489
KazMunayGas National JSC
5.375%, 04/24/2030 (B)	400	467
Lowe’s
5.125%, 04/15/2050	50	69
5.000%, 04/15/2040	30	39
4.500%, 04/15/2030	30	37
McDonald’s MTN
4.200%, 04/01/2050	70	85
3.700%, 01/30/2026	20	23
3.625%, 09/01/2049	10	11
3.500%, 03/01/2027	20	23
3.350%, 04/01/2023	280	299
3.300%, 07/01/2025	50	56
1.450%, 09/01/2025	10	10
Newell Brands
4.350%, 04/01/2023	53	55
NIKE
3.375%, 03/27/2050	30	35
2.750%, 03/27/2027	40	44
2.400%, 03/27/2025	355	381
Target
2.650%, 09/15/2030	100	112
2.250%, 04/15/2025	80	86
TJX
3.500%, 04/15/2025	50	56

		4,758

Consumer Staples — 0.7%
Coca-Cola
3.375%, 03/25/2027	30	35
2.950%, 03/25/2025	40	44
2.600%, 06/01/2050	20	20
2.500%, 03/15/2051	30	30
1.450%, 06/01/2027	80	82
Costco Wholesale
1.600%, 04/20/2030	90	92
1.375%, 06/20/2027	120	123
Hershey
0.900%, 06/01/2025	20	20

22	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kimberly-Clark
3.100%, 03/26/2030	$20	$23
Mars
3.200%, 04/01/2030 (B)	30	34
2.700%, 04/01/2025 (B)	60	65
Mondelez International
2.125%, 04/13/2023	30	31
1.500%, 05/04/2025	80	82
PepsiCo
3.875%, 03/19/2060	20	25
3.625%, 03/19/2050	30	36
3.000%, 08/25/2021	290	297
2.750%, 03/05/2022	80	83
2.625%, 03/19/2027	10	11
2.250%, 03/19/2025	331	355
1.625%, 05/01/2030	70	72
0.750%, 05/01/2023	80	81
Procter & Gamble
3.550%, 03/25/2040	50	61
3.000%, 03/25/2030	40	46
2.800%, 03/25/2027	10	11
2.450%, 03/25/2025	339	367
Walmart
3.550%, 06/26/2025	20	23
3.400%, 06/26/2023	30	32
3.050%, 07/08/2026	100	112

		2,293

Energy — 3.2%
Apache
3.250%, 04/15/2022	616	607
Berkshire Hathaway Energy
3.700%, 07/15/2030 (B)	140	165
BP Capital Markets America
3.790%, 02/06/2024	80	88
3.633%, 04/06/2030	50	57
3.410%, 02/11/2026	40	45
3.216%, 11/28/2023	90	97
3.119%, 05/04/2026	170	188
2.937%, 04/06/2023	281	297
BP Capital Markets PLC
3.535%, 11/04/2024	20	22
Cameron LNG
2.902%, 07/15/2031 (B)	60	66
Chevron
2.100%, 05/16/2021	130	131
1.995%, 05/11/2027	40	42
1.554%, 05/11/2025	70	72
Cimarex Energy
4.375%, 06/01/2024	50	54
4.375%, 03/15/2029	50	52
3.900%, 05/15/2027	160	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
4.300%, 08/15/2028	$30	$33
3.750%, 10/01/2027	160	173
Continental Resources
5.000%, 09/15/2022	90	89
3.800%, 06/01/2024	190	175
Devon Energy
5.850%, 12/15/2025	210	235
Diamondback Energy
5.375%, 05/31/2025	50	52
3.250%, 12/01/2026	30	30
2.875%, 12/01/2024	290	294
Energy Transfer Operating
4.950%, 06/15/2028	10	11
3.750%, 05/15/2030	160	155
2.900%, 05/15/2025	40	40
Energy Transfer Partners
4.500%, 11/01/2023	60	64
Enterprise Products Operating
4.150%, 10/16/2028	140	164
3.950%, 02/15/2027	100	115
3.900%, 02/15/2024	457	498
3.125%, 07/31/2029	60	65
2.800%, 01/31/2030	170	181
EOG Resources
4.375%, 04/15/2030	30	35
4.150%, 01/15/2026	160	183
Exxon Mobil
4.327%, 03/19/2050	30	38
3.043%, 03/01/2026	150	166
2.992%, 03/19/2025	758	831
1.571%, 04/15/2023	717	737
Halliburton
3.250%, 11/15/2021	180	184
Kinder Morgan
4.300%, 06/01/2025	60	68
Kinder Morgan Energy Partners
3.500%, 03/01/2021	30	30
MidAmerican Energy
3.650%, 04/15/2029	140	167
MPLX
4.800%, 02/15/2029	50	57
4.125%, 03/01/2027	110	121
4.000%, 03/15/2028	40	43
Noble Energy
3.850%, 01/15/2028	30	34
3.250%, 10/15/2029	80	88
Occidental Petroleum
5.550%, 03/15/2026	170	154
4.525%, 10/10/2036 (C)	2,000	880
3.400%, 04/15/2026	80	64
3.200%, 08/15/2026	130	103

New Covenant Funds / Quarterly Report / September 30, 2020	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.125%, 02/15/2022	$100	$94
3.000%, 02/15/2027	130	102
Phillips 66
3.700%, 04/06/2023	582	623
Phillips 66 Partners
2.450%, 12/15/2024	413	425
Schlumberger Holdings
3.900%, 05/17/2028 (B)	456	491
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	320
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	160	166
Western Midstream Operating
5.050%, 02/01/2030	20	19
4.100%, 02/01/2025	30	29
2.116%, VAR ICE LIBOR USD 3 Month+1.850%, 01/13/2023	20	19
Williams
3.750%, 06/15/2027	390	428

		11,217

Financials — 13.6%
American Express
3.400%, 02/27/2023	972	1,036
2.650%, 12/02/2022	264	277
American Honda Finance MTN
0.875%, 07/07/2023	846	853
American International Group
2.500%, 06/30/2025	40	43
Anglo American Capital
3.625%, 09/11/2024 (B)	200	215
Banco Santander
2.746%, 05/28/2025	200	210
1.386%, VAR ICE LIBOR USD 3 Month+1.120%, 04/12/2023	200	201
Bank of America
3.419%, VAR ICE LIBOR USD 3 Month+1.040%, 12/20/2028	234	260
3.004%, VAR ICE LIBOR USD 3 Month+0.790%, 12/20/2023	258	271
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	80	85
Bank of America MTN
4.450%, 03/03/2026	678	782
4.250%, 10/22/2026	10	12
4.200%, 08/26/2024	210	234
4.125%, 01/22/2024	370	410
4.100%, 07/24/2023	280	307
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	40	50
4.000%, 04/01/2024	440	488

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.000%, 01/22/2025	$80	$89
3.974%, VAR ICE LIBOR USD 3 Month+1.210%, 02/07/2030	80	93
3.593%, VAR ICE LIBOR USD 3 Month+1.370%, 07/21/2028	210	236
3.550%, VAR ICE LIBOR USD 3 Month+0.780%, 03/05/2024	80	85
3.500%, 04/19/2026	130	145
3.300%, 01/11/2023	60	64
Bank of Montreal MTN
1.850%, 05/01/2025	130	136
Bank of New York Mellon MTN
3.300%, 08/23/2029	790	905
1.600%, 04/24/2025	40	42
Bank of Nova Scotia
1.625%, 05/01/2023	584	599
1.300%, 06/11/2025	70	72
Barclays Bank
2.650%, 01/11/2021	1,199	1,204
1.700%, 05/12/2022	200	203
Blackstone Holdings Finance
1.600%, 03/30/2031 (B)	590	583
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month+2.567%, 01/10/2030 (B)	200	247
4.705%, VAR ICE LIBOR USD 3 Month+2.235%, 01/10/2025 (B)	270	299
4.400%, 08/14/2028 (B)	200	234
BPCE MTN
3.000%, 05/22/2022 (B)	640	662
Capital One Financial
3.300%, 10/30/2024	480	520
Charles Schwab
3.850%, 05/21/2025	110	125
Citigroup
8.125%, 07/15/2039	12	21
5.500%, 09/13/2025	150	178
5.300%, 05/06/2044	31	41
4.650%, 07/30/2045	28	37
4.450%, 09/29/2027	120	139
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	100	120
4.400%, 06/10/2025	160	181
4.300%, 11/20/2026	40	46
4.125%, 07/25/2028	40	46
4.075%, VAR ICE LIBOR USD 3 Month+1.192%, 04/23/2029	240	278
4.050%, 07/30/2022	40	42
3.668%, VAR ICE LIBOR USD 3 Month+1.390%, 07/24/2028	340	382
3.500%, 05/15/2023	100	107

24	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.400%, 05/01/2026	$354	$393
3.200%, 10/21/2026	287	317
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	50	54
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	200	210
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	903	925
Cooperatieve Rabobank UA
3.950%, 11/09/2022	670	712
3.875%, 09/26/2023 (B)	595	650
Credit Suisse Group
4.194%, VAR United States Secured Overnight Financing Rate+3.730%, 04/01/2031 (B)	250	289
Credit Suisse NY
2.950%, 04/09/2025	250	273
Daiwa Securities Group
3.129%, 04/19/2022 (B)	50	52
Danske Bank
5.000%, 01/12/2022 (B)	200	210
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (B)	200	204
1.226%, 06/22/2024 (B)	200	202
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (B)	673	687
Ferguson Finance
4.500%, 10/24/2028 (B)	459	532
Goldman Sachs Group
5.750%, 01/24/2022	662	707
4.250%, 10/21/2025	90	102
4.223%, VAR ICE LIBOR USD 3 Month+1.301%, 05/01/2029	550	641
3.800%, 03/15/2030	530	614
3.691%, VAR ICE LIBOR USD 3 Month+1.510%, 06/05/2028	300	336
3.500%, 04/01/2025	80	88
3.500%, 11/16/2026	90	100
Goldman Sachs Group MTN
4.000%, 03/03/2024	420	462
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	30	30
HSBC Holdings PLC
4.583%, VAR ICE LIBOR USD 3 Month+1.535%, 06/19/2029	400	461
Intesa Sanpaolo
3.375%, 01/12/2023 (B)	200	208

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
4.452%, VAR ICE LIBOR USD 3 Month+1.330%, 12/05/2029	$200	$240
4.203%, VAR ICE LIBOR USD 3 Month+1.260%, 07/23/2029	773	915
4.023%, VAR ICE LIBOR USD 3 Month+1.000%, 12/05/2024	230	252
4.005%, VAR ICE LIBOR USD 3 Month+1.120%, 04/23/2029	100	116
3.875%, 09/10/2024	290	322
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	110	117
2.083%, VAR United States Secured Overnight Financing Rate+1.850%, 04/22/2026	130	136
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	210	214
KKR Group Finance VI
3.750%, 07/01/2029 (B)	1,149	1,322
Liberty Mutual Group
4.569%, 02/01/2029 (B)	321	387
4.250%, 06/15/2023 (B)	91	100
Lincoln National
3.400%, 01/15/2031	451	500
Lloyds Banking Group
2.858%, VAR ICE LIBOR USD 3 Month+1.249%, 03/17/2023	434	446
1.326%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.100%, 06/15/2023	360	362
Macquarie Bank
2.300%, 01/22/2025 (B)	1,188	1,258
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (B)	220	222
Mitsubishi UFJ Financial Group
3.407%, 03/07/2024	510	553
Morgan Stanley MTN
3.772%, VAR ICE LIBOR USD 3 Month+1.140%, 01/24/2029	150	171
3.750%, 02/25/2023	1,110	1,191
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	475	546
2.699%, VAR United States Secured Overnight Financing Rate+1.143%, 01/22/2031	100	106
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	200	209

New Covenant Funds / Quarterly Report / September 30, 2020	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
National Rural Utilities Cooperative Finance
2.850%, 01/27/2025	$1,060	$1,155
National Securities Clearing
1.500%, 04/23/2025 (B)	1,046	1,078
1.200%, 04/23/2023 (B)	250	254
New York Life Global Funding
0.950%, 06/24/2025 (B)	60	61
ORIX
4.050%, 01/16/2024	365	399
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	944	1,039
Penske Truck Leasing Lp
3.900%, 02/01/2024 (B)	965	1,051
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	572
1.250%, 06/23/2025 (B)	20	20
Royal Bank of Canada MTN
2.150%, 10/26/2020	70	70
1.600%, 04/17/2023	120	123
1.150%, 06/10/2025	70	71
Royal Bank of Scotland Group PLC
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/2024	290	313
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	200	217
Santander UK Group Holdings PLC
3.571%, 01/10/2023	200	207
SMBC Aviation Capital Finance DAC
4.125%, 07/15/2023 (B)	200	211
State Street
3.152%, VAR United States Secured Overnight Financing Rate+2.650%, 03/30/2031 (B)	50	57
Svenska Handelsbanken MTN
3.350%, 05/24/2021	250	255
Swedbank
1.300%, 06/02/2023 (B)	200	204
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	918	933
0.750%, 06/12/2023	130	131
UBS
1.750%, 04/21/2022 (B)	611	622
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	732
UBS Group Funding Switzerland
4.253%, 03/23/2028 (B)	250	290
3.491%, 05/23/2023 (B)	390	407
US Bancorp
3.375%, 02/05/2024	540	588
1.450%, 05/12/2025	160	166
USAA Capital
2.125%, 05/01/2030 (B)	150	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
USAA Capital MTN
2.625%, 06/01/2021 (B)	$350	$355
Wells Fargo
3.069%, 01/24/2023	808	833
3.000%, 10/23/2026	190	208
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	130	136
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	380	520
4.900%, 11/17/2045	30	38
4.600%, 04/01/2021	480	490
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	50	61
4.300%, 07/22/2027	200	229
3.750%, 01/24/2024	540	587
3.450%, 02/13/2023	120	127
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	90	94
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/2024	160	163

		48,264

Health Care — 3.0%
Abbott Laboratories
3.400%, 11/30/2023	175	190
AbbVie
4.250%, 11/21/2049 (B)	30	36
3.800%, 03/15/2025 (B)	40	44
3.750%, 11/14/2023	20	22
3.600%, 05/14/2025	10	11
3.450%, 03/15/2022 (B)	120	124
3.200%, 11/21/2029 (B)	40	44
2.950%, 11/21/2026 (B)	20	22
2.600%, 11/21/2024 (B)	140	148
2.300%, 11/21/2022 (B)	1,046	1,082
Adventist Health System
2.433%, 09/01/2024	431	446
Aetna
2.800%, 06/15/2023	20	21
Anthem
3.125%, 05/15/2022	340	355
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,237
Becton Dickinson
4.685%, 12/15/2044	40	49
3.734%, 12/15/2024	24	27
3.363%, 06/06/2024	210	227

26	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bristol-Myers Squibb
3.875%, 08/15/2025	$150	$171
3.550%, 08/15/2022	60	64
3.400%, 07/26/2029	50	58
3.200%, 06/15/2026	120	135
2.900%, 07/26/2024	240	260
2.600%, 05/16/2022	80	83
2.250%, 08/15/2021	70	71
Cigna
4.375%, 10/15/2028	120	143
4.125%, 11/15/2025	50	57
3.750%, 07/15/2023	30	33
3.500%, 06/15/2024	160	175
3.400%, 09/17/2021	60	62
CommonSpirit Health
4.200%, 08/01/2023	473	510
CVS Health
5.050%, 03/25/2048	60	77
4.300%, 03/25/2028	80	94
3.875%, 07/20/2025	95	107
3.625%, 04/01/2027	180	202
3.350%, 03/09/2021	32	32
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,108	1,383
Eli Lilly
2.350%, 05/15/2022	170	175
Gilead Sciences
2.500%, 09/01/2023	50	52
Humana
4.500%, 04/01/2025	10	11
3.150%, 12/01/2022	240	252
2.900%, 12/15/2022	290	303
Johnson & Johnson
0.950%, 09/01/2027	100	100
0.550%, 09/01/2025	50	50
Merck
1.450%, 06/24/2030	50	51
0.750%, 02/24/2026	80	80
Pfizer
2.625%, 04/01/2030	100	112
1.700%, 05/28/2030	50	52
0.800%, 05/28/2025	110	111
SSM Health Care
3.688%, 06/01/2023	644	697
Teva Pharmaceutical Finance BV
2.950%, 12/18/2022	30	29
Thermo Fisher Scientific
4.133%, 03/25/2025	463	527
UnitedHealth Group
4.450%, 12/15/2048	10	13
4.250%, 06/15/2048	10	13
3.875%, 12/15/2028	30	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2025	$30	$34
3.500%, 06/15/2023	20	22
2.875%, 12/15/2021	50	52
2.375%, 10/15/2022	10	10
2.000%, 05/15/2030	30	31
1.250%, 01/15/2026	20	21

		10,636

Industrials — 2.4%
3M
3.700%, 04/15/2050	150	182
2.375%, 08/26/2029	30	32
AerCap Ireland Capital DAC
4.500%, 05/15/2021	310	316
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,056	824
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	257	220
Aviation Capital Group
4.125%, 08/01/2025 (B)	160	153
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	–	–
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	13
Carrier Global
2.700%, 02/15/2031 (B)	20	21
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	612	588
Deere
3.750%, 04/15/2050	30	38
3.100%, 04/15/2030	10	11
Delta Air Lines Pass-Through Trust, Ser 2015- 1, Cl AA
3.625%, 07/30/2027	515	516
Delta Air Lines Pass-Through Trust, Ser 2019- 1, Cl AA
3.204%, 04/25/2024	621	619
Eaton
2.750%, 11/02/2022	450	472
FedEx
3.800%, 05/15/2025	722	817
General Electric
4.350%, 05/01/2050	40	41
4.250%, 05/01/2040	30	30
3.625%, 05/01/2030	30	31
3.450%, 05/01/2027	20	21
General Electric MTN
6.875%, 01/10/2039	30	39

New Covenant Funds / Quarterly Report / September 30, 2020	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Honeywell International
1.350%, 06/01/2025	$50	$52
International Lease Finance
5.875%, 08/15/2022	400	428
Nutrien
1.900%, 05/13/2023	501	517
Republic Services
3.200%, 03/15/2025	180	198
Ryder System MTN
3.350%, 09/01/2025	836	917
Union Pacific
3.950%, 09/10/2028	20	24
3.750%, 07/15/2025	20	23
United Airlines Pass-Through Trust, Ser 2014- 1, Cl A
4.000%, 04/11/2026	682	669
United Parcel Service
3.900%, 04/01/2025	398	453
Waste Management
3.500%, 05/15/2024	120	131

		8,396

Information Technology — 2.2%
Adobe
2.300%, 02/01/2030	210	226
Apple
3.350%, 02/09/2027	210	240
2.900%, 09/12/2027	110	123
2.450%, 08/04/2026	70	76
2.000%, 11/13/2020	80	80
1.125%, 05/11/2025	130	133
Broadcom
4.700%, 04/15/2025	180	205
4.110%, 09/15/2028	515	581
3.150%, 11/15/2025	140	152
2.250%, 11/15/2023	100	104
Diamond 1 Finance
4.420%, 06/15/2021 (B)	106	109
Intel
4.950%, 03/25/2060	30	44
4.750%, 03/25/2050	160	220
4.600%, 03/25/2040	10	13
3.700%, 07/29/2025	30	34
Mastercard
3.850%, 03/26/2050	10	13
3.375%, 04/01/2024	190	209
Micron Technology
2.497%, 04/24/2023	70	73
Microsoft
3.300%, 02/06/2027	90	103
2.400%, 02/06/2022	150	154
1.550%, 08/08/2021	110	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NVIDIA
3.700%, 04/01/2060	$90	$107
3.500%, 04/01/2040	130	152
3.500%, 04/01/2050	330	386
2.850%, 04/01/2030	40	45
NXP BV
4.625%, 06/01/2023 (B)	479	524
2.700%, 05/01/2025 (B)	40	42
Oracle
2.500%, 10/15/2022	130	136
2.500%, 04/01/2025	738	791
PayPal Holdings
1.650%, 06/01/2025	60	62
1.350%, 06/01/2023	571	583
salesforce.com
3.700%, 04/11/2028	150	177
3.250%, 04/11/2023	70	75
Texas Instruments
1.750%, 05/04/2030	40	41
TSMC Global
0.750%, 09/28/2025 (B)	200	198
Visa
4.300%, 12/14/2045	10	13
3.150%, 12/14/2025	110	123
2.200%, 12/14/2020	300	301
1.900%, 04/15/2027	879	934

		7,693

Materials — 0.6%
ArcelorMittal
4.550%, 03/11/2026	100	108
3.600%, 07/16/2024	180	189
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	210
Glencore Funding
4.125%, 05/30/2023 (B)	890	954
4.125%, 03/12/2024 (B)	110	119
4.000%, 03/27/2027 (B)	110	120
Southern Copper
3.500%, 11/08/2022	130	136
Vale Overseas
6.250%, 08/10/2026	140	166

		2,002

Real Estate — 0.4%
American Tower Trust, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (B)	620	633
Digital Realty Trust
3.600%, 07/01/2029	815	935

		1,568

28	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Utilities — 1.6%
Aquarion
4.000%, 08/15/2024 (B)	$227	$248
Commonwealth Edison
3.700%, 08/15/2028	468	544
Duke Energy
3.550%, 09/15/2021	170	174
2.400%, 08/15/2022	150	155
Duke Energy Florida
3.200%, 01/15/2027	440	496
FirstEnergy
4.250%, 03/15/2023	380	403
2.850%, 07/15/2022	330	338
1.600%, 01/15/2026	30	30
NextEra Energy Capital Holdings
2.403%, 09/01/2021	513	523
Northern States Power
7.125%, 07/01/2025	1,190	1,507
Pacific Gas and Electric
2.100%, 08/01/2027	130	126
1.750%, 06/16/2022	100	100
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028 (B)	370	433
Public Service Enterprise Group
2.875%, 06/15/2024	713	763

		5,840

Total Corporate Obligations (Cost $106,043) ($ Thousands)		112,966

U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bills (C)
0.180%, 10/15/2020	1,510	1,510
0.167%, 10/08/2020	310	310
0.155%, 10/22/2020	2,450	2,450
0.140%, 10/20/2020	1,680	1,680
0.122%, 02/25/2021	2,366	2,365
0.100%, 11/03/2020	820	820
0.100%, 12/03/2020	280	280
0.100%, 01/05/2021	370	370
0.097%, 10/27/2020	810	810
0.097%, 12/08/2020	350	350
U.S. Treasury Bonds
2.000%, 02/15/2050	850	964
1.375%, 08/15/2050	1,660	1,629
1.250%, 05/15/2050	2,570	2,443
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	179	208
2.125%, 02/15/2040	300	460
2.125%, 02/15/2041	142	221
1.750%, 01/15/2028	87	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 02/15/2044	$545	$776
1.000%, 02/15/2046	394	532
1.000%, 02/15/2048	462	639
1.000%, 02/15/2049	2,039	2,849
0.750%, 02/15/2042	470	592
0.750%, 02/15/2045	187	238
0.125%, 10/15/2024	3,341	3,546
0.125%, 01/15/2030	772	854
U.S. Treasury Notes
0.625%, 05/15/2030	422	421
0.625%, 08/15/2030	3,168	3,152
0.500%, 08/31/2027	1,290	1,294
0.375%, 03/31/2022	730	733
0.375%, 04/30/2025	20	20
0.250%, 05/31/2025	8,807	8,808
0.250%, 06/30/2025	2,429	2,428
0.250%, 07/31/2025	2,729	2,727
0.250%, 08/31/2025	730	729
0.125%, 06/30/2022	1,727	1,727
0.125%, 07/31/2022	735	735
0.125%, 08/31/2022	1,810	1,810

Total U.S. Treasury Obligations (Cost $50,085) ($ Thousands)		51,585

ASSET-BACKED SECURITIES — 8.4%

Automotive — 1.8%
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/2024 (B)	310	320
Avis Budget Rental Car Funding AESOP, Ser 2019-2A, Cl A
3.350%, 09/22/2025 (B)	320	338
Avis Budget Rental Car Funding AESOP, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (B)	440	444
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A4
1.960%, 02/18/2025	1,662	1,719
Honda Auto Receivables Owner Trust, Ser 2019-2, Cl A3
2.520%, 06/21/2023	572	586
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A2
3.210%, 02/15/2024 (B)	1,182	1,225
NextGear Floorplan Master Owner Trust, Ser 2019-2A, Cl A2
2.070%, 10/15/2024 (B)	556	557

New Covenant Funds / Quarterly Report / September 30, 2020	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2019-B, Cl A3
2.590%, 07/15/2024	$1,299	$1,330

		6,519

Home — 0.2%
Citifinancial Mortgage Securities, Ser 2004- 1, Cl AF4
5.070%, 04/25/2034	187	195
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
3.148%, VAR ICE LIBOR USD 1 Month+3.000%, 07/25/2034 (B)	390	400
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.448%, VAR ICE LIBOR USD 1 Month+0.300%, 05/25/2037 (B)	199	181
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.868%, VAR ICE LIBOR USD 1 Month+0.720%, 10/25/2033 (B)	80	77

		853

Other Asset-Backed Securities — 6.4%
AEP Texas Restoration Funding, Ser 2019-1, Cl A2
2.294%, 08/01/2031	1,646	1,723
Ameriquest Mortgage Securities Asset- Backed Pass-Through Certificates, Ser 2005-R7, Cl M2
0.648%, VAR ICE LIBOR USD 1 Month+0.500%, 09/25/2035	242	242
AMSR Trust, Ser 2020-SFR4, Cl A
1.355%, 11/17/2037 (B)	463	463
Applebee’s Funding, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (B)	300	278
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	548	554
Citigroup Mortgage Loan Trust, Ser 2007- WFH3, Cl A3
0.398%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/2037	184	182
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.398%, VAR ICE LIBOR USD 1 Month+1.250%, 10/25/2047	142	142
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.292%, VAR ICE LIBOR USD 1 Month+0.140%, 07/15/2036	284	260

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DB Master Finance, Ser 2017-1A, Cl A2I
3.629%, 11/20/2047 (B)	$428	$441
Domino’s Pizza Master Issuer, Ser 2017-1A, Cl A2I
1.495%, VAR ICE LIBOR USD 3 Month+1.250%, 07/25/2047 (B)	691	692
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.048%, VAR ICE LIBOR USD 1 Month+1.900%, 10/27/2031 (B)	72	73
Education Loan Asset-Backed Trust, Ser 2013-1, Cl A2
0.948%, VAR ICE LIBOR USD 1 Month+0.800%, 04/26/2032 (B)	500	497
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.851%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (B)	1,328	1,314
MMAF Equipment Finance, Ser 2018-A, Cl A3
3.200%, 09/12/2022 (B)	1,079	1,091
Morgan Stanley ABS Capital I Trust, Ser 2004-NC7, Cl M1
1.003%, VAR ICE LIBOR USD 1 Month+0.855%, 07/25/2034	453	437
Navient Student Loan Trust, Ser 2016-6A, Cl A3
1.448%, VAR ICE LIBOR USD 1 Month+1.300%, 03/25/2066 (B)	900	907
Progress Residential Trust, Ser 2018-SFR3, Cl A
3.880%, 10/17/2035 (B)	639	658
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (B)	300	310
RAAC Series Trust, Ser 2005-SP3, Cl M2
0.948%, VAR ICE LIBOR USD 1 Month+0.800%, 12/25/2035	379	377
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	339	351
SBA Small Business Investment, Ser 2019- 10A, Cl 1
3.113%, 03/10/2029	176	188
SLC Student Loan Trust, Ser 2010-1, Cl A
1.125%, VAR ICE LIBOR USD 3 Month+0.875%, 11/25/2042	237	236
SLM Private Credit Student Loan Trust, Ser 2006-A, Cl A5
0.540%, VAR ICE LIBOR USD 3 Month+0.290%, 06/15/2039	250	238
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.450%, VAR ICE LIBOR USD 3 Month+1.200%, 12/15/2033 (B)	129	126

30	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/2044 (B)	$466	$502
Store Master Funding I-VII, Ser 2018-1A, Cl A1
3.960%, 10/20/2048 (B)	376	392
Store Master Funding I-VII, Ser 2019-1, Cl A1
2.820%, 11/20/2049 (B)	325	328
Tricon American Homes Trust, Ser 2019- SFR1, Cl A
2.750%, 03/17/2038 (B)	272	286
Tricon American Homes, Ser 2020-SFR1, Cl A
1.499%, 07/17/2038 (B)	531	532
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	232	247
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	234	258
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	155	165
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	706	768
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	800	853
United States Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	751	811
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	451	487
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	468	505
United States Small Business Administration, Ser 2017-20J, Cl 1
2.850%, 10/01/2037	623	665
United States Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	1,211	1,340
United States Small Business Administration, Ser 2018-20J, Cl 1
3.770%, 10/01/2038	616	693
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	58	63
Vantage Data Centers, Ser 2020-2A, Cl A2
1.992%, 09/15/2045 (B)	912	912
Verizon Owner Trust, Ser 2019-B, Cl A1A
2.330%, 12/20/2023	624	639

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wendy’s Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	$332	$352

		22,578

Total Asset-Backed Securities (Cost $29,128) ($ Thousands)		29,950

SOVEREIGN DEBT — 2.8%
Abu Dhabi Government International Bond
2.500%, 10/11/2022 (B)	490	507
Colombia Government International Bond
5.625%, 02/26/2044	280	348
5.200%, 05/15/2049	310	373
3.125%, 04/15/2031	220	226
Indonesia Government International Bond MTN
5.125%, 01/15/2045 (B)	200	251
3.850%, 07/18/2027 (B)	200	225
3.750%, 04/25/2022	370	385
Kuwait International Government Bond
3.500%, 03/20/2027 (B)	210	236
Mexico Government International Bond
4.000%, 10/02/2023	610	663
3.600%, 01/30/2025	380	409
Panama Government International Bond
6.700%, 01/26/2036	190	276
4.300%, 04/29/2053	300	368
Peruvian Government International Bond
6.550%, 03/14/2037	250	378
5.625%, 11/18/2050	310	493
Poland Government International Bond
5.125%, 04/21/2021	440	451
4.000%, 01/22/2024	450	501
Province of Quebec Canada
2.625%, 02/13/2023	500	526
Province of Quebec Canada, Ser A MTN
6.350%, 01/30/2026	1,010	1,291
Qatar Government International Bond
3.250%, 06/02/2026	370	407
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	132	152
5.875%, 09/16/2043	400	554
5.625%, 04/04/2042	400	535
Uruguay Government International Bond
4.375%, 01/23/2031	390	464

Total Sovereign Debt (Cost $8,856) ($ Thousands)		10,019

New Covenant Funds / Quarterly Report / September 30, 2020	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%
FHLB DN (C)
0.094%, 11/25/2020	$180	$180
0.089%, 10/21/2020	360	360
FHLMC
6.500%, 12/01/2035	640	721
6.000%, 03/01/2035	1,017	1,206
5.000%, 10/01/2048	44	48
3.000%, 11/01/2043	543	577
2.375%, 01/13/2022	1,090	1,121
FNMA
4.500%, 09/01/2057	199	227
4.000%, 02/01/2056	63	71
4.000%, 06/01/2057	67	75
3.500%, 10/01/2047	872	922
3.500%, 07/01/2048	301	319
3.500%, 02/01/2049	75	82
3.000%, 03/01/2046	1,100	1,194
3.000%, 05/01/2046	73	78
3.000%, 07/01/2046	123	132
3.000%, 10/01/2046	198	214
3.000%, 11/01/2046	732	768
3.000%, 09/01/2047	299	321
Tennessee Valley Authority
3.875%, 02/15/2021	790	801

Total U.S. Government Agency Obligations (Cost $8,900) ($ Thousands)		9,417

FOREIGN BONDS — 1.8%
Banco Santander
3.125%, 02/23/2023	200	210
Banco Santander Chile
2.500%, 12/15/2020 (B)	240	240
Barclays Bank
10.179%, 06/12/2021 (B)	370	389
BHP Billiton Finance USA
2.875%, 02/24/2022	10	10
BP Capital Markets
3.062%, 03/17/2022	20	21
BP Capital Markets PLC
3.561%, 11/01/2021	230	238
CNOOC Finance
3.500%, 05/05/2025	330	362
Cooperatieve Rabobank UA
4.375%, 08/04/2025	500	567
Ecopetrol
5.375%, 06/26/2026	140	155
HSBC Holdings PLC
4.250%, 08/18/2025	230	250
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	200	210

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
3.125%, 07/14/2022 (B)	$200	$206
OCP
4.500%, 10/22/2025 (B)	400	422
Petrobras Global Finance BV
6.850%, 06/05/2115	150	160
Petroleos del Peru
4.750%, 06/19/2032 (B)	400	433
Petroleos Mexicanos
4.875%, 01/18/2024	190	188
Shell International Finance BV
3.250%, 05/11/2025	150	166
3.250%, 04/06/2050	110	117
2.875%, 05/10/2026	40	44
2.750%, 04/06/2030	40	44
2.375%, 04/06/2025	548	584
2.250%, 11/10/2020	360	361
1.750%, 09/12/2021	690	699
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	227	225
Vale Overseas
6.875%, 11/21/2036	48	62

Total Foreign Bonds (Cost $5,970) ($ Thousands)		6,363

MUNICIPAL BONDS — 1.4%

Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	420	428
1.258%, 07/01/2025	1,000	1,016

		1,444

Michigan — 0.2%
Michigan State, Finance Authority, RB Callable 03/01/2024 @ 100
2.988%, 09/01/2049 (D)	755	810

Missouri — 0.2%
University of Missouri, System Facilities, RB Callable 10/01/2025 @ 100
1.714%, 11/01/2025	725	758

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, RB
2.551%, 06/15/2023	125	126

32	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

New York — 0.2%
New York State, Urban Development, RB
3.350%, 03/15/2026	$665	$740

Wisconsin — 0.3%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	795	940

Total Municipal Bonds (Cost $4,570) ($ Thousands)		4,818

	Shares

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	7,327,800	7,328

Total Cash Equivalent (Cost $7,328) ($ Thousands)		7,328

Total Investments in Securities — 104.2% (Cost $356,359) ($ Thousands)		$370,976

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (E) (Cost $42) ($ Thousands)	37	$32

WRITTEN OPTIONS* — 0.0%

Total Written Options (E) (Premiums Received $9) ($ Thousands)	(8)	$(5)

A list of open option contracts held by the Fund at September 30, 2020 are as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
November 2020, U.S. Bond Future Option*	8	$7	$175.00	10/17/2020	$7
November 2020, U.S. Bond Future Option	4	5	176.00	10/17/2020	5
November 2020, U.S. Bond Future Option*	4	2	174.00	10/17/2020	2

		14			14

Call Options
November 2020, U.S. Bond Future Option*	9	9	177.00	10/17/2020	9
November 2020, U.S. Bond Future Option*	8	5	178.00	10/17/2020	5

New Covenant Funds / Quarterly Report / September 30, 2020	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
November 2020, U.S. Bond Future Option*	4	$4	$177.50	10/17/2020	$4

		18			18

Total Purchased Options		$32			$32

WRITTEN OPTIONS — 0.0%

Put Options
November 2020, U.S. Bond Future Option*	(4)	$(1)	173.00	10/17/20	$(1)
December 2020, U.S. Bond Future Option *	(4)	(4)	171.00	11/21/20	(4)

Total Written Options		$(5)			$(5)

A list of the open futures contracts held by the Fund at September 30, 2020 are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

U.S. 10-Year Treasury Note	(124)	Dec-2020	$(17,283)	$(17,302)	$(19)

U.S. 2-Year Treasury Note	142	Jan-2021	31,367	31,376	9

U.S. 5-Year Treasury Note	290	Jan-2021	36,504	36,549	45

U.S. Long Treasury Bond	(178)	Dec-2020	(31,618)	(31,378)	240

U.S. Ultra Long Treasury Bond	17	Dec-2020	3,818	3,771	(47)

Ultra 10-Year U.S. Treasury Note	14	Dec-2020	2,241	2,239	(2)

			$25,029	$25,255	$226

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $356,147 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2020.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2020, the value of these securities amounted to $62,054 ($ Thousands), representing 17.4% of the Net Assets of the Fund.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(E)	Refer to table below for details on Options Contracts.

ABS — Asset-Backed Security

AGM— Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

DN — Discount Note

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

VAR — Variable Rate

34	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Income Fund (Continued)

The following is a list of the level of inputs used as of September 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	138,530	–	138,530
Corporate Obligations	–	112,966	–	112,966
U.S. Treasury Obligations	–	51,585	–	51,585
Asset-Backed Securities	–	29,950	–	29,950
Sovereign Debt	–	10,019	–	10,019
U.S. Government Agency Obligations	–	9,417	–	9,417
Foreign Bonds	–	6,363	–	6,363
Municipal Bonds	–	4,818	–	4,818
Cash Equivalent	7,328	–	–	7,328

Total Investments in Securities	7,328	363,648	–	370,976

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$32	$—	$—	$32
Written Options	(5)	—	—	(5)
Futures Contracts *
Unrealized Appreciation	294	—	—	294
Unrealized Depreciation	(68)	—	—	(68)

Total Other Financial Instruments	$253	$—	$—	$253

*Futures contracts are value at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value at 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$9,707	$49,911	$(52,290)	$—	$—	$7,328	7,327,800	$—	$—

New Covenant Funds / Quarterly Report / September 30, 2020	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Balanced Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.5%

Fixed Income Fund — 63.4%
New Covenant Income Fund †	2,096,881	$51,248

Total Fixed Income Fund (Cost $48,314) ($ Thousands)		51,248

Equity Fund — 35.1%
New Covenant Growth Fund †	601,092	28,371

Total Equity Fund (Cost $13,786) ($ Thousands)		28,371

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,143,972	$1,144

Total Cash Equivalent (Cost $1,144) ($ Thousands)		1,144

Total Investments in Securities — 99.9% (Cost $63,244) ($ Thousands)		$80,763

Percentages are based on Net Assets of $80,832 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2020.

†	Investment in Affiliated Security.

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2020	Shares	Dividend Income	Capital Gains
New Covenant Income Fund	$50,030	$2,355	$(1,383)	$(2)	$248	$51,248	2,096,881	$237	$—
New Covenant Growth Fund	27,937	500	(2,482)	1,270	1,146	28,371	601,092	67	—
SEI Daily Income Trust, Government Fund, Cl F	754	2,490	(2,100)	—	—	1,144	1,143,972	—	—

Totals	$78,721	$5,345	$(5,965)	$1,268	$1,394	$80,763		$304	$—

36	New Covenant Funds / Quarterly Report / September 30, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2020

New Covenant Balanced Growth Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.4%

Equity Fund — 60.5%
New Covenant Growth Fund †	3,963,205	$187,063

Total Equity Fund (Cost $105,669) ($ Thousands)		187,063

Fixed Income Fund — 38.9%
New Covenant Income Fund †	4,914,518	120,111

Total Fixed Income Fund (Cost $113,054) ($ Thousands)		120,111

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	1,970,681	$1,971

Total Cash Equivalent (Cost $1,971) ($ Thousands)		1,971

Total Investments in Securities — 100.0% (Cost $220,694) ($ Thousands)		$309,145

Percentages are based on Net Assets of $309,184 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2020.

†	Investment in Affiliated Security.

Cl — Class

As of September 30, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2020 ($ Thousands):

Security Description	Value 6/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 9/30/2020	Shares	Dividend Income	Capital Gains
New Covenant Growth Fund	$178,467	$3,160	$(9,976)	$2,653	$12,759	$187,063	3,963,205	$427	$—
New Covenant Income Fund	113,632	9,269	(3,346)	(7)	563	120,111	4,914,518	546	—
SEI Daily Income Trust, Government Fund, Cl F	3,298	3,607	(4,934)	—	—	1,971	1,970,681	—	—

Totals	$295,397	$16,036	$(18,256)	$2,646	$13,322	$309,145		$973	$—

New Covenant Funds / Quarterly Report / September 30, 2020	37